UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Report to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR SSGA My2026 Corporate Bond ETF

MYCF

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2026 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCF	Bloomberg U.S. Aggregate Bond Index	ICE 2026 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,999
09/30/24	$10,016	$9,967	$9,999
10/31/24	$10,004	$9,720	$9,971
11/30/24	$10,051	$9,823	$10,011
12/31/24	$10,083	$9,662	$10,044
01/31/25	$10,130	$9,714	$10,092
02/28/25	$10,182	$9,927	$10,148
03/31/25	$10,219	$9,931	$10,184
04/30/25	$10,259	$9,970	$10,227
05/31/25	$10,291	$9,899	$10,255
06/30/25	$10,341	$10,051	$10,307
07/31/25	$10,376	$10,024	$10,335
08/31/25	$10,433	$10,144	$10,392

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCF	4.33%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2026 Maturity U.S. Corporate Index	3.92%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$33,888,564
  Number of Portfolio Holdings249
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$24,390

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	21.4%
Electric	7.3%
Real Estate Investment Trusts	6.7%
Pharmaceuticals	5.6%
Diversified Financial Services	4.8%
Oil & Gas	4.6%
Auto Manufacturers	4.2%
Semiconductors	3.6%
Telecommunications	3.0%
Food	2.7%

Top Ten Holdings

Holdings	%
Vornado Realty LP, 2.15%, due 06/01/26	1.6%
Utah Acquisition Sub, Inc., 3.95%, due 06/15/26	1.5%
U.S. Bancorp, 5.73%, due 10/21/26	1.3%
Royal Bank of Canada, 4.65%, due 01/27/26	1.3%
Banco Santander SA, 4.25%, due 04/11/27	1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, due 11/10/26	1.1%
Sands China Ltd., 3.80%, due 01/08/26	1.0%
Imperial Brands Finance PLC, 3.50%, due 07/26/26	1.0%
GXO Logistics, Inc., 1.65%, due 07/15/26	1.0%
Lloyds Banking Group PLC, 4.65%, due 03/24/26	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCF

SPDR SSGA My2026 Municipal Bond ETF

MYMF

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2026 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund's sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (25 bps Yield To Worst) as well as peers (4-52 bps dividend yield).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYMF	Bloomberg U.S. Municipal Bond Index	ICE 2026 Maturity U.S. Broad Municipal Index
09/24/24	$10,000	$10,013	$10,007
09/30/24	$10,028	$10,013	$10,007
10/31/24	$9,975	$9,867	$9,967
11/30/24	$10,048	$10,037	$10,015
12/31/24	$10,023	$9,891	$10,000
01/31/25	$10,065	$9,940	$10,049
02/28/25	$10,114	$10,039	$10,092
03/31/25	$10,090	$9,869	$10,078
04/30/25	$10,060	$9,789	$10,067
05/31/25	$10,095	$9,796	$10,105
06/30/25	$10,143	$9,857	$10,150
07/31/25	$10,170	$9,837	$10,191
08/31/25	$10,215	$9,922	$10,229

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYMF	2.15%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	(0.78%)
ICE 2026 Maturity U.S. Broad Municipal Index	2.29%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$7,467,512
  Number of Portfolio Holdings59
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$9,353

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
New York	9.2%
Texas	8.0%
Pennsylvania	7.2%
Washington	6.2%
Ohio	5.4%
Delaware	5.2%
Colorado	4.8%
Michigan	4.6%
Illinois	4.0%
California	3.6%

Top Ten Holdings

Holdings	%
Ohio Water Development Authority Revenue, OH, 5.00%, due 06/01/26	3.8%
Delaware Transportation Authority Revenue, DE, 5.00%, due 09/01/26	3.1%
State Public School Building Authority Revenue, PA, 5.00%, due 06/01/36	3.0%
Grand Rapids Public Schools, General Obligation, MI, 5.00%, due 05/01/38	3.0%
Commonwealth of Pennsylvania, General Obligation, PA, 4.00%, due 02/01/33	3.0%
City of Waxahachie, General Obligation, TX, 4.00%, due 08/01/36	3.0%
Illinois Finance Authority Revenue, IL, 4.00%, due 10/01/34	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	3.0%
Arcadia Unified School District, General Obligation, CA, 4.00%, due 08/01/38	3.0%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMF

SPDR SSGA My2027 Corporate Bond ETF

MYCG

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2027 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCG	Bloomberg U.S. Aggregate Bond Index	ICE 2027 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,992
09/30/24	$10,001	$9,967	$9,992
10/31/24	$9,924	$9,720	$9,913
11/30/24	$9,984	$9,823	$9,964
12/31/24	$9,988	$9,662	$9,972
01/31/25	$10,031	$9,714	$10,021
02/28/25	$10,106	$9,927	$10,098
03/31/25	$10,151	$9,931	$10,142
04/30/25	$10,209	$9,970	$10,205
05/31/25	$10,225	$9,899	$10,219
06/30/25	$10,295	$10,051	$10,290
07/31/25	$10,313	$10,024	$10,298
08/31/25	$10,397	$10,144	$10,386

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCG	3.97%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2027 Maturity U.S. Corporate Index	3.86%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$21,297,102
  Number of Portfolio Holdings202
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$17,204

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	12.0%
Electric	11.4%
Pharmaceuticals	6.0%
Telecommunications	4.3%
Real Estate Investment Trusts	4.2%
Auto Manufacturers	4.2%
Aerospace & Defense	4.2%
Diversified Financial Services	4.0%
Semiconductors	3.7%
Oil & Gas	3.6%

Top Ten Holdings

Holdings	%
General Motors Co., 6.80%, due 10/01/27	1.8%
AbbVie, Inc., 4.80%, due 03/15/27	1.6%
BAT Capital Corp., 4.70%, due 04/02/27	1.5%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, due 04/15/27	1.3%
Glencore Funding LLC, 4.00%, due 03/27/27	1.2%
L3Harris Technologies, Inc., 5.40%, due 01/15/27	1.2%
HCA, Inc., 4.50%, due 02/15/27	1.1%
Berry Global, Inc., 1.65%, due 01/15/27	1.1%
Howmet Aerospace, Inc., 5.90%, due 02/01/27	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCG

SPDR SSGA My2027 Municipal Bond ETF

MYMG

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2027 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (13 bps Yield To Worst) as well as peers (33-63 bps dividend yield).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYMG	Bloomberg U.S. Municipal Bond Index	ICE 2027 Maturity U.S. Broad Municipal Index
09/24/24	$10,000	$10,013	$10,011
09/30/24	$10,022	$10,013	$10,011
10/31/24	$9,937	$9,867	$9,948
11/30/24	$10,029	$10,037	$10,014
12/31/24	$9,989	$9,891	$9,970
01/31/25	$10,020	$9,940	$10,014
02/28/25	$10,073	$10,039	$10,073
03/31/25	$10,017	$9,869	$10,035
04/30/25	$9,952	$9,789	$10,008
05/31/25	$9,993	$9,796	$10,057
06/30/25	$10,049	$9,857	$10,118
07/31/25	$10,069	$9,837	$10,161
08/31/25	$10,140	$9,922	$10,213

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYMG	1.40%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	(0.78%)
ICE 2027 Maturity U.S. Broad Municipal Index	2.13%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$6,168,684
  Number of Portfolio Holdings60
  Portfolio Turnover Rate87%
  Total Advisory Fees Paid$9,280

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
Illinois	10.3%
Texas	10.0%
New York	8.3%
Pennsylvania	5.5%
Iowa	5.5%
Tennessee	5.1%
District of Columbia	4.8%
Wisconsin	4.7%
Georgia	4.7%
Virginia	4.7%

Top Ten Holdings

Holdings	%
Trinity River Authority Central Regional Wastewater System Revenue, TX, 5.00%, due 08/01/26	4.6%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	4.2%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	3.8%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	3.7%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN, 5.00%, due 01/01/27	3.7%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	3.7%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.6%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/27	3.4%
Village of Rosemont, General Obligation, IL, 5.00%, due 12/01/46	3.3%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMG

SPDR SSGA My2028 Corporate Bond ETF

MYCH

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2028 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCH	Bloomberg U.S. Aggregate Bond Index	ICE 2028 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,992
09/30/24	$9,999	$9,967	$9,992
10/31/24	$9,873	$9,720	$9,866
11/30/24	$9,956	$9,823	$9,939
12/31/24	$9,912	$9,662	$9,900
01/31/25	$9,975	$9,714	$9,968
02/28/25	$10,085	$9,927	$10,080
03/31/25	$10,131	$9,931	$10,122
04/30/25	$10,203	$9,970	$10,203
05/31/25	$10,222	$9,899	$10,218
06/30/25	$10,318	$10,051	$10,307
07/31/25	$10,322	$10,024	$10,312
08/31/25	$10,433	$10,144	$10,425

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCH	4.33%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2028 Maturity U.S. Corporate Index	4.25%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$26,358,230
  Number of Portfolio Holdings145
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$22,227

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	12.0%
Electric	8.6%
Semiconductors	8.2%
Pharmaceuticals	7.3%
Oil & Gas	4.8%
Pipelines	4.7%
Real Estate Investment Trusts	4.4%
Software	4.0%
Aerospace & Defense	3.9%
Agriculture	3.8%

Top Ten Holdings

Holdings	%
Micron Technology, Inc., 5.38%, due 04/15/28	2.8%
Kenvue, Inc., 5.05%, due 03/22/28	2.6%
T-Mobile USA, Inc., 4.80%, due 07/15/28	1.8%
CVS Health Corp., 4.30%, due 03/25/28	1.8%
Toyota Motor Corp., 5.12%, due 07/13/28	1.8%
Extra Space Storage LP, 5.70%, due 04/01/28	1.7%
JPMorgan Chase & Co., 4.01%, due 04/23/29	1.7%
L3Harris Technologies, Inc., 4.40%, due 06/15/28	1.6%
Broadcom, Inc., 4.11%, due 09/15/28	1.6%
Astrazeneca Finance LLC, 4.88%, due 03/03/28	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCH

SPDR SSGA My2028 Municipal Bond ETF

MYMH

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2028 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (31 bps Yield To Worst) as well as peers (11-73 bps dividend yield).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYMH	Bloomberg U.S. Municipal Bond Index	ICE 2028 Maturity U.S. Broad Municipal Index
09/24/24	$10,000	$10,013	$10,016
09/30/24	$10,019	$10,013	$10,016
10/31/24	$9,885	$9,867	$9,925
11/30/24	$9,985	$10,037	$10,012
12/31/24	$9,914	$9,891	$9,942
01/31/25	$9,950	$9,940	$9,985
02/28/25	$10,014	$10,039	$10,061
03/31/25	$9,943	$9,869	$9,994
04/30/25	$9,904	$9,789	$9,955
05/31/25	$9,919	$9,796	$10,008
06/30/25	$9,981	$9,857	$10,081
07/31/25	$9,989	$9,837	$10,130
08/31/25	$10,044	$9,922	$10,199

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYMH	0.44%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	(0.78%)
ICE 2028 Maturity U.S. Broad Municipal Index	1.99%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$4,890,672
  Number of Portfolio Holdings48
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid$9,197

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
Texas	19.6%
Ohio	9.2%
Pennsylvania	8.2%
Florida	7.6%
Michigan	7.5%
Georgia	6.9%
California	5.4%
Virginia	5.4%
Connecticut	4.9%
Illinois	3.7%

Top Ten Holdings

Holdings	%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	4.9%
Municipal Electric Authority of Georgia Revenue, GA, 5.00%, due 01/01/28	4.7%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	4.6%
Ohio Higher Educational Facility Commission Revenue, OH, 4.00%, due 12/01/35	4.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	4.5%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	4.4%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/28	4.2%
San Mateo County Community College District, General Obligation, CA, 5.00%, due 09/01/45	4.2%
Miami-Dade County Educational Facilities Authority Revenue, FL, 5.00%, due 04/01/34	4.0%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	4.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMH

SPDR SSGA My2029 Corporate Bond ETF

MYCI

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2029 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCI	Bloomberg U.S. Aggregate Bond Index	ICE 2029 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,987
09/30/24	$9,992	$9,967	$9,987
10/31/24	$9,828	$9,720	$9,822
11/30/24	$9,927	$9,823	$9,909
12/31/24	$9,858	$9,662	$9,848
01/31/25	$9,911	$9,714	$9,909
02/28/25	$10,039	$9,927	$10,044
03/31/25	$10,080	$9,931	$10,079
04/30/25	$10,162	$9,970	$10,154
05/31/25	$10,180	$9,899	$10,176
06/30/25	$10,290	$10,051	$10,285
07/31/25	$10,297	$10,024	$10,294
08/31/25	$10,421	$10,144	$10,424

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCI	4.21%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2029 Maturity U.S. Corporate Index	4.24%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$25,059,403
  Number of Portfolio Holdings162
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$20,721

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric	8.3%
Banks	6.7%
Real Estate Investment Trusts	5.9%
Pipelines	5.6%
Pharmaceuticals	5.2%
Telecommunications	5.0%
Insurance	4.7%
Retail	4.5%
Semiconductors	4.4%
Auto Manufacturers	3.6%

Top Ten Holdings

Holdings	%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	2.2%
Philip Morris International, Inc., 5.63%, due 11/17/29	2.1%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.8%
Broadcom, Inc., 5.05%, due 07/12/29	1.6%
AT&T, Inc., 4.35%, due 03/01/29	1.5%
Genuine Parts Co., 4.95%, due 08/15/29	1.5%
AbbVie, Inc., 4.80%, due 03/15/29	1.4%
American Tower Corp., 3.80%, due 08/15/29	1.3%
Home Depot, Inc., 4.75%, due 06/25/29	1.3%
Boeing Co., 6.30%, due 05/01/29	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCI

SPDR SSGA My2029 Municipal Bond ETF

MYMI

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2029 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (20 bps Yield To Worst) as well as peers (11-50 bps dividend yield).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYMI	Bloomberg U.S. Municipal Bond Index	ICE 2029 Maturity U.S. Broad Municipal Index
09/24/24	$10,000	$10,013	$10,014
09/30/24	$9,992	$10,013	$10,014
10/31/24	$9,873	$9,867	$9,892
11/30/24	$10,015	$10,037	$9,993
12/31/24	$9,920	$9,891	$9,903
01/31/25	$9,939	$9,940	$9,941
02/28/25	$10,011	$10,039	$10,031
03/31/25	$9,921	$9,869	$9,937
04/30/25	$9,882	$9,789	$9,892
05/31/25	$9,905	$9,796	$9,946
06/30/25	$9,980	$9,857	$10,034
07/31/25	$9,998	$9,837	$10,088
08/31/25	$10,064	$9,922	$10,167

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYMI	0.64%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	(0.78%)
ICE 2029 Maturity U.S. Broad Municipal Index	1.67%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$9,792,185
  Number of Portfolio Holdings72
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$13,568

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
Texas	10.4%
Ohio	6.8%
Pennsylvania	6.5%
Illinois	6.2%
Florida	5.9%
Washington	5.7%
Nevada	5.4%
Kentucky	5.0%
Wisconsin	4.7%
New Jersey	4.4%

Top Ten Holdings

Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	4.7%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	3.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	3.4%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	3.3%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	3.3%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	3.2%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	3.2%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	3.1%
County of Hamilton Sales Tax Revenue, OH, 5.00%, due 12/01/29	2.5%
State of Utah, General Obligation, UT, 5.00%, due 07/01/29	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMI

SPDR SSGA My2030 Corporate Bond ETF

MYCJ

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2030 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCJ	Bloomberg U.S. Aggregate Bond Index	ICE 2030 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,981
09/30/24	$9,983	$9,967	$9,981
10/31/24	$9,778	$9,720	$9,766
11/30/24	$9,889	$9,823	$9,858
12/31/24	$9,792	$9,662	$9,773
01/31/25	$9,854	$9,714	$9,836
02/28/25	$10,002	$9,927	$9,992
03/31/25	$10,036	$9,931	$10,027
04/30/25	$10,110	$9,970	$10,111
05/31/25	$10,129	$9,899	$10,125
06/30/25	$10,260	$10,051	$10,259
07/31/25	$10,274	$10,024	$10,263
08/31/25	$10,417	$10,144	$10,411

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCJ	4.17%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2030 Maturity U.S. Corporate Index	4.11%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$21,272,018
  Number of Portfolio Holdings140
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$17,858

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Banks	9.6%
Oil & Gas	6.6%
Semiconductors	5.8%
Pipelines	5.7%
Telecommunications	5.4%
Electric	5.0%
Pharmaceuticals	4.7%
Retail	4.5%
Agriculture	4.2%
Aerospace & Defense	3.6%

Top Ten Holdings

Holdings	%
Kenvue, Inc., 5.00%, due 03/22/30	2.3%
Northrop Grumman Corp., 4.40%, due 05/01/30	1.9%
Philip Morris International, Inc., 5.50%, due 09/07/30	1.9%
Micron Technology, Inc., 4.66%, due 02/15/30	1.8%
Carrier Global Corp., 2.72%, due 02/15/30	1.8%
Energy Transfer LP, 6.40%, due 12/01/30	1.8%
AT&T, Inc., 4.30%, due 02/15/30	1.7%
Boeing Co., 5.15%, due 05/01/30	1.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	1.7%
UnitedHealth Group, Inc., 5.30%, due 02/15/30	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCJ

SPDR SSGA My2030 Municipal Bond ETF

MYMJ

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2030 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (23 bps Yield To Worst) as well as peers (15-62 bps dividend yield).

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYMJ	Bloomberg U.S. Municipal Bond Index	ICE 2030 Maturity U.S. Broad Municipal Index
09/24/24	$10,000	$10,013	$10,013
09/30/24	$10,010	$10,013	$10,013
10/31/24	$9,872	$9,867	$9,877
11/30/24	$10,020	$10,037	$10,000
12/31/24	$9,928	$9,891	$9,889
01/31/25	$9,977	$9,940	$9,933
02/28/25	$10,048	$10,039	$10,026
03/31/25	$9,932	$9,869	$9,895
04/30/25	$9,882	$9,789	$9,850
05/31/25	$9,912	$9,796	$9,904
06/30/25	$9,994	$9,857	$9,999
07/31/25	$10,004	$9,837	$10,042
08/31/25	$10,065	$9,922	$10,132

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYMJ	0.65%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	(0.78%)
ICE 2030 Maturity U.S. Broad Municipal Index	1.32%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$8,574,255
  Number of Portfolio Holdings64
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid$14,003

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
Washington	12.3%
New York	7.7%
Pennsylvania	7.3%
Texas	6.0%
Michigan	5.2%
Ohio	4.8%
Oklahoma	4.2%
Alabama	3.8%
Connecticut	3.7%
Hawaii	3.5%

Top Ten Holdings

Holdings	%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	3.6%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	3.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	3.1%
Oklahoma Capitol Improvement Authority Revenue, OK, 5.00%, due 07/01/30	3.1%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/30	3.1%
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 11/01/39	2.9%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.8%
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX, 5.00%, due 07/01/31	2.8%
Chelan County Public Utility District No. 1 Revenue, WA, 4.00%, due 07/01/36	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMJ

SPDR SSGA My2031 Corporate Bond ETF

MYCK

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2031 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2031 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCK	Bloomberg U.S. Aggregate Bond Index	ICE 2031 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,990
09/30/24	$9,994	$9,967	$9,990
10/31/24	$9,774	$9,720	$9,777
11/30/24	$9,902	$9,823	$9,883
12/31/24	$9,765	$9,662	$9,751
01/31/25	$9,834	$9,714	$9,832
02/28/25	$10,007	$9,927	$10,015
03/31/25	$10,026	$9,931	$10,034
04/30/25	$10,091	$9,970	$10,110
05/31/25	$10,105	$9,899	$10,121
06/30/25	$10,279	$10,051	$10,285
07/31/25	$10,283	$10,024	$10,288
08/31/25	$10,440	$10,144	$10,453

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCK	4.40%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2031 Maturity U.S. Corporate Index	4.53%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$6,273,375
  Number of Portfolio Holdings115
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$8,038

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Real Estate Investment Trusts	9.1%
Electric	9.0%
Pharmaceuticals	5.8%
Banks	5.7%
Telecommunications	5.5%
Semiconductors	5.3%
Pipelines	4.4%
Agriculture	4.2%
Insurance	4.1%
Diversified Financial Services	4.0%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 5.15%, due 11/15/31	2.5%
AbbVie, Inc., 4.95%, due 03/15/31	2.5%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.1%
Extra Space Storage LP, 5.90%, due 01/15/31	2.1%
Micron Technology, Inc., 5.30%, due 01/15/31	2.1%
AT&T, Inc., 2.75%, due 06/01/31	2.0%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.0%
T-Mobile USA, Inc., 3.50%, due 04/15/31	1.8%
Charles Schwab Corp., 2.30%, due 05/13/31	1.8%
Berry Global, Inc., 5.80%, due 06/15/31	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCK

SPDR SSGA My2032 Corporate Bond ETF

MYCL

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2032 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2032 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCL	Bloomberg U.S. Aggregate Bond Index	ICE 2032 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,984
09/30/24	$9,983	$9,967	$9,984
10/31/24	$9,745	$9,720	$9,749
11/30/24	$9,883	$9,823	$9,869
12/31/24	$9,714	$9,662	$9,706
01/31/25	$9,759	$9,714	$9,761
02/28/25	$9,948	$9,927	$9,957
03/31/25	$9,951	$9,931	$9,960
04/30/25	$9,976	$9,970	$9,993
05/31/25	$10,016	$9,899	$10,023
06/30/25	$10,202	$10,051	$10,188
07/31/25	$10,228	$10,024	$10,208
08/31/25	$10,356	$10,144	$10,340

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCL	3.56%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2032 Maturity U.S. Corporate Index	3.40%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$6,219,696
  Number of Portfolio Holdings90
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$8,063

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric	11.5%
Banks	8.8%
Semiconductors	8.6%
Telecommunications	5.5%
Real Estate Investment Trusts	5.4%
Retail	5.1%
Insurance	4.4%
Pipelines	4.0%
Diversified Financial Services	3.7%
Pharmaceuticals	3.5%

Top Ten Holdings

Holdings	%
Broadcom, Inc., 4.30%, due 11/15/32	3.1%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Amazon.com, Inc., 4.70%, due 12/01/32	2.1%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.0%
T-Mobile USA, Inc., 2.70%, due 03/15/32	1.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 05/15/32	1.8%
Dick's Sporting Goods, Inc., 3.15%, due 01/15/32	1.8%
Verizon Communications, Inc., 2.36%, due 03/15/32	1.8%
AT&T, Inc., 2.25%, due 02/01/32	1.8%
Church & Dwight Co., Inc., 5.60%, due 11/15/32	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCL

SPDR SSGA My2033 Corporate Bond ETF

MYCM

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2033 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2033 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCM	Bloomberg U.S. Aggregate Bond Index	ICE 2033 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,982
09/30/24	$9,988	$9,967	$9,982
10/31/24	$9,745	$9,720	$9,728
11/30/24	$9,888	$9,823	$9,850
12/31/24	$9,700	$9,662	$9,673
01/31/25	$9,749	$9,714	$9,730
02/28/25	$9,950	$9,927	$9,939
03/31/25	$9,951	$9,931	$9,936
04/30/25	$9,969	$9,970	$9,966
05/31/25	$10,000	$9,899	$9,992
06/30/25	$10,211	$10,051	$10,190
07/31/25	$10,225	$10,024	$10,207
08/31/25	$10,345	$10,144	$10,330

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCM	3.45%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2033 Maturity U.S. Corporate Index	3.30%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$6,207,167
  Number of Portfolio Holdings84
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$7,976

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric	16.0%
Pipelines	8.4%
Pharmaceuticals	7.0%
Semiconductors	6.0%
Banks	5.7%
Insurance	5.5%
Real Estate Investment Trusts	4.6%
Telecommunications	4.1%
Oil & Gas	3.5%
Retail	3.1%

Top Ten Holdings

Holdings	%
Philip Morris International, Inc., 5.38%, due 02/15/33	2.4%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.4%
National Grid PLC, 5.81%, due 06/12/33	2.4%
Micron Technology, Inc., 5.88%, due 09/15/33	2.4%
Exelon Corp., 5.30%, due 03/15/33	2.3%
Corebridge Financial, Inc., 6.05%, due 09/15/33	2.0%
Vale Overseas Ltd., 6.13%, due 06/12/33	1.9%
ONEOK, Inc., 6.05%, due 09/01/33	1.9%
BP Capital Markets America, Inc., 4.89%, due 09/11/33	1.8%
Apollo Global Management, Inc., 6.38%, due 11/15/33	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCM

SPDR SSGA My2034 Corporate Bond ETF

MYCN

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the SPDR SSGA My2034 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2034 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MYCN	Bloomberg U.S. Aggregate Bond Index	ICE 2034 Maturity U.S. Corporate Index
09/24/24	$10,000	$9,967	$9,977
09/30/24	$9,978	$9,967	$9,977
10/31/24	$9,719	$9,720	$9,714
11/30/24	$9,880	$9,823	$9,856
12/31/24	$9,678	$9,662	$9,664
01/31/25	$9,714	$9,714	$9,711
02/28/25	$9,932	$9,927	$9,936
03/31/25	$9,916	$9,931	$9,917
04/30/25	$9,919	$9,970	$9,925
05/31/25	$9,942	$9,899	$9,943
06/30/25	$10,165	$10,051	$10,157
07/31/25	$10,176	$10,024	$10,173
08/31/25	$10,297	$10,144	$10,295

Average Annual Total Returns (%)

Name	Since Inception 09/24/24
MYCN	2.97%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.44%
ICE 2034 Maturity U.S. Corporate Index	2.95%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$7,402,239
  Number of Portfolio Holdings109
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$9,106

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Electric	12.8%
Pipelines	6.4%
Insurance	6.0%
Pharmaceuticals	5.3%
Real Estate Investment Trusts	5.1%
Oil & Gas	4.9%
Banks	4.9%
Telecommunications	4.8%
Semiconductors	4.7%
Food	4.2%

Top Ten Holdings

Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Broadcom, Inc., 3.47%, due 04/15/34	1.9%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Energy Transfer LP, 5.60%, due 09/01/34	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCN

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal period ended August 31, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), was $442,208. Audit fees include the performance of the annual audits and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal period ended August 31, 2025, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal period ended August 31, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements was $38,892.

(d)	All Other Fees.

For the fiscal period ended August 31, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal period ended August 31, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee was approximately $9,637,151.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)
Investment Adviser:	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6
Tax Fees	$3.4
All Other Fees	$15.8

(1)	Information is for the calendar year 2025.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
August 31, 2025
SSGA Active Trust
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.:
2.25%, 6/15/2026	$60,000	$59,005
3.10%, 5/1/2026	235,000	232,767
General Dynamics Corp.:
1.15%, 6/1/2026	50,000	48,877
2.13%, 8/15/2026	75,000	73,691
Lockheed Martin Corp. 3.55%, 1/15/2026	120,000	119,630
RTX Corp.:
5.00%, 2/27/2026	55,000	55,120
5.75%, 11/8/2026	210,000	213,482
		802,572
AGRICULTURE — 2.3%
Altria Group, Inc. 2.63%, 9/16/2026	165,000	162,216
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	75,000	74,319
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	350,000	346,920
Philip Morris International, Inc.:
2.75%, 2/25/2026	85,000	84,312
4.88%, 2/13/2026	110,000	110,158
		777,925
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	55,000	53,393
Series GMTN, 2.30%, 9/9/2026	40,000	39,228
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	116,000	113,678
4.54%, 8/1/2026	80,000	79,750
5.13%, 11/5/2026	225,000	225,392
6.95%, 3/6/2026	200,000	201,504
6.95%, 6/10/2026	80,000	81,038
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	115,000	112,342
5.25%, 3/1/2026	185,000	185,339
Hyundai Capital America 2.75%, 9/27/2026 (a)	200,000	196,386
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	53,000	51,727
Series MTN, 4.80%, 1/5/2026	40,000	40,056
Series MTN, 5.00%, 8/14/2026	57,000	57,470
		1,437,303
BANKS — 21.4%
Australia & New Zealand Banking Group Ltd. 5.00%, 3/18/2026 (b)	50,000	50,209
Banco Santander SA 4.25%, 4/11/2027	400,000	400,180
Security Description	Principal Amount	Value
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	$155,000	$154,188
6.22%, 9/15/2026	200,000	203,758
Bank of Montreal Series MTN, 1.25%, 9/15/2026	155,000	150,499
Bank of Nova Scotia:
4.75%, 2/2/2026	110,000	110,139
5.35%, 12/7/2026	100,000	101,438
Barclays PLC:
4.38%, 1/12/2026	270,000	269,881
5.20%, 5/12/2026	110,000	110,364
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	300,000	302,709
Capital One NA Series BKNT, 4.25%, 3/13/2026	200,000	199,668
Citibank NA 5.49%, 12/4/2026	165,000	167,610
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	148,317
3.40%, 5/1/2026	125,000	124,236
4.30%, 11/20/2026	180,000	180,119
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	100,000	100,072
Citizens Bank NA 3.75%, 2/18/2026	75,000	74,751
Citizens Financial Group, Inc. 2.85%, 7/27/2026	250,000	246,515
Goldman Sachs Group, Inc.:
3.50%, 11/16/2026	142,000	140,827
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	75,000	74,981
JPMorgan Chase & Co. 2.95%, 10/1/2026	150,000	148,323
KeyBank NA 3.40%, 5/20/2026	221,000	219,312
Lloyds Banking Group PLC 4.65%, 3/24/2026	335,000	334,836
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026 (b)	300,000	299,982
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	150,000	147,852
3.85%, 3/1/2026	83,000	82,796
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	189,000	186,414
Morgan Stanley 3.95%, 4/23/2027	250,000	249,110
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	136,000	132,227
2.60%, 7/23/2026	145,000	143,145
Royal Bank of Canada Series GMTN, 4.65%, 1/27/2026	425,000	425,255

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	$140,000	$136,060
2.63%, 7/14/2026	225,000	222,037
Truist Bank:
3.30%, 5/15/2026	230,000	228,234
3.80%, 10/30/2026	40,000	39,752
U.S. Bancorp:
Series MTN, 3.10%, 4/27/2026	225,000	223,139
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	425,000	425,638
Wells Fargo & Co. 3.00%, 4/22/2026	150,000	148,805
Wells Fargo Bank NA 4.81%, 1/15/2026	148,000	148,155
		7,251,533
BEVERAGES — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	60,000	59,813
Molson Coors Beverage Co. 3.00%, 7/15/2026	200,000	197,700
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,391
		292,904
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 2.60%, 8/19/2026	50,000	49,265
CHEMICALS — 0.4%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	135,000	134,926
COMMERCIAL SERVICES — 1.5%
Global Payments, Inc. 4.80%, 4/1/2026	160,000	160,083
GXO Logistics, Inc. 1.65%, 7/15/2026	350,000	341,373
		501,456
COMPUTERS — 2.3%
Apple, Inc. 3.25%, 2/23/2026	210,000	208,958
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	75,000	73,860
International Business Machines Corp.:
3.30%, 5/15/2026	225,000	223,472
3.45%, 2/19/2026	25,000	24,901
NetApp, Inc. 2.38%, 6/22/2027	250,000	241,918
		773,109
CONSTRUCTION MATERIALS — 0.1%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,737
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	$45,000	$45,215
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	100,000	98,868
2.45%, 10/29/2026	150,000	146,895
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	60,000	59,604
Series MTN, 5.30%, 6/25/2026	75,000	75,514
Aircastle Ltd. 4.25%, 6/15/2026	220,000	219,384
American Express Co. 3.13%, 5/20/2026	112,500	111,622
Capital One Financial Corp. 4.50%, 1/30/2026	220,000	219,877
Charles Schwab Corp.:
1.15%, 5/13/2026	139,000	136,007
5.88%, 8/24/2026	240,000	243,557
Invesco Finance PLC 3.75%, 1/15/2026	110,000	109,667
Nomura Holdings, Inc. 5.71%, 1/9/2026	200,000	200,776
		1,621,771
ELECTRIC — 7.3%
AEP Transmission Co. LLC 3.10%, 12/1/2026	110,000	108,733
Ameren Corp. 3.65%, 2/15/2026	185,000	184,288
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	135,000	133,227
DTE Energy Co. 2.85%, 10/1/2026	110,000	108,384
Duke Energy Carolinas LLC 2.95%, 12/1/2026 (b)	75,000	74,089
Emera U.S. Finance LP 3.55%, 6/15/2026	95,000	94,207
Entergy Corp. 2.95%, 9/1/2026	95,000	93,671
Evergy Kansas Central, Inc. 2.55%, 7/1/2026	25,000	24,659
Exelon Corp. 3.40%, 4/15/2026	125,000	124,200
Georgia Power Co. 3.25%, 4/1/2026	150,000	149,001
National Rural Utilities Cooperative Finance Corp. 4.45%, 3/13/2026	125,000	125,021
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	120,000	118,944
3.15%, 1/1/2026	200,000	198,902
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,219

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Sempra 5.40%, 8/1/2026	$315,000	$317,545
Sierra Pacific Power Co. 2.60%, 5/1/2026	287,000	283,659
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	49,518
5.05%, 12/30/2026 (a)	230,000	231,780
Xcel Energy, Inc. 3.35%, 12/1/2026	50,000	49,426
		2,488,473
ELECTRONICS — 0.8%
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	147,264
Hubbell, Inc. 3.35%, 3/1/2026	25,000	24,851
Tyco Electronics Group SA:
3.70%, 2/15/2026	50,000	49,825
4.50%, 2/13/2026	50,000	50,004
		271,944
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	95,000	93,568
FOOD — 2.7%
Campbell's Co. 5.30%, 3/20/2026	229,000	229,950
Conagra Brands, Inc. 5.30%, 10/1/2026	80,000	80,744
Ingredion, Inc. 3.20%, 10/1/2026	40,000	39,535
Kraft Heinz Foods Co. 3.00%, 6/1/2026	100,000	98,905
Kroger Co.:
2.65%, 10/15/2026	46,000	45,231
3.50%, 2/1/2026	55,000	54,776
Mars, Inc. 4.45%, 3/1/2027 (a)	250,000	251,503
Sysco Corp. 3.30%, 7/15/2026	125,000	123,870
		924,514
GAS — 0.4%
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	125,000	123,266
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	35,000	34,815
HEALTH CARE PRODUCTS — 1.4%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	148,009
Baxter International, Inc. 2.60%, 8/15/2026	25,000	24,611
Solventum Corp. 5.45%, 2/25/2027	135,000	137,584
Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	$165,000	$166,091
		476,295
HEALTH CARE SERVICES — 1.3%
Cigna Group 4.50%, 2/25/2026	50,000	50,005
HCA, Inc.:
5.25%, 6/15/2026	135,000	135,232
5.38%, 9/1/2026	125,000	125,460
5.88%, 2/15/2026	100,000	100,093
Premier Health Partners Series G, 2.91%, 11/15/2026	45,000	44,128
		454,918
INSURANCE — 2.1%
Aflac, Inc.:
1.13%, 3/15/2026	25,000	24,581
2.88%, 10/15/2026	25,000	24,660
Allstate Corp. 3.28%, 12/15/2026	35,000	34,600
Arch Capital Finance LLC 4.01%, 12/15/2026	75,000	74,823
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	40,000	39,750
CNA Financial Corp. 4.50%, 3/1/2026	105,000	104,892
Corebridge Global Funding 5.75%, 7/2/2026 (a)	50,000	50,609
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	30,000	29,907
Principal Financial Group, Inc. 3.10%, 11/15/2026	50,000	49,346
Swiss Re America Holding Corp. 7.00%, 2/15/2026	275,000	277,601
		710,769
INTERNET — 0.1%
Netflix, Inc. 4.38%, 11/15/2026	20,000	20,112
INVESTMENT COMPANY SECURITIES — 2.6%
ARES Capital Corp. 3.88%, 1/15/2026	115,000	114,648
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	40,000	38,989
Blackstone Secured Lending Fund 3.63%, 1/15/2026	215,000	214,030
Blue Owl Capital Corp. 4.25%, 1/15/2026	55,000	54,859
Franklin BSP Capital Corp. 3.25%, 3/30/2026	100,000	98,919
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	150,000	148,872
Golub Capital BDC, Inc. 2.50%, 8/24/2026	150,000	146,857

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	$75,000	$73,586
		890,760
IRON/STEEL — 0.5%
ArcelorMittal SA 4.55%, 3/11/2026	180,000	179,843
LODGING — 1.2%
Hyatt Hotels Corp. 4.85%, 3/15/2026	50,000	50,022
Sands China Ltd. 3.80%, 1/8/2026	350,000	348,516
		398,538
MACHINERY-DIVERSIFIED — 0.3%
CNH Industrial Capital LLC 1.88%, 1/15/2026	100,000	98,965
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	375,000	383,318
Comcast Corp. 3.15%, 3/1/2026	85,000	84,488
Paramount Global 4.00%, 1/15/2026	20,000	19,927
Walt Disney Co. 3.38%, 11/15/2026	75,000	74,509
		562,242
MINING — 1.1%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	85,000	85,924
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	100,000	98,152
4.00%, 3/27/2027 (a)	185,000	184,134
		368,210
MISCELLANEOUS MANUFACTURER — 0.6%
Illinois Tool Works, Inc. 2.65%, 11/15/2026	190,000	187,300
Textron, Inc. 4.00%, 3/15/2026	25,000	24,931
		212,231
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	90,000	88,088
OIL & GAS — 4.6%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	140,000	138,930
3.41%, 2/11/2026	75,000	74,682
Chevron Corp. 2.95%, 5/16/2026	200,000	198,338
Devon Energy Corp. 5.85%, 12/15/2025	125,000	125,064
Security Description	Principal Amount	Value
Diamondback Energy, Inc. 3.25%, 12/1/2026	$192,000	$189,748
EQT Corp. 3.13%, 5/15/2026 (a)	300,000	296,640
Exxon Mobil Corp. 2.28%, 8/16/2026	15,000	14,762
Marathon Petroleum Corp. 5.13%, 12/15/2026	115,000	115,948
Ovintiv, Inc. 5.38%, 1/1/2026	315,000	315,132
Shell International Finance BV 2.88%, 5/10/2026	93,000	92,156
		1,561,400
PACKAGING & CONTAINERS — 1.0%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	150,000	149,158
Berry Global, Inc.:
1.57%, 1/15/2026	25,000	24,703
4.88%, 7/15/2026 (a)	155,000	155,014
		328,875
PHARMACEUTICALS — 5.6%
AbbVie, Inc.:
2.95%, 11/21/2026	225,000	222,104
3.20%, 5/14/2026 (b)	220,000	218,376
Astrazeneca Finance LLC 1.20%, 5/28/2026	175,000	171,192
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	95,000	94,283
CVS Health Corp.:
2.88%, 6/1/2026	100,000	98,831
3.00%, 8/15/2026	70,000	69,129
Johnson & Johnson 2.45%, 3/1/2026	100,000	99,141
McKesson Corp. 1.30%, 8/15/2026	125,000	121,664
Merck & Co., Inc. 0.75%, 2/24/2026	55,000	54,078
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	215,000	215,314
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	525,000	521,745
		1,885,857
PIPELINES — 2.7%
Boardwalk Pipelines LP 5.95%, 6/1/2026	90,000	90,602
Enbridge, Inc. 4.25%, 12/1/2026	42,000	41,991
Energy Transfer LP:
3.90%, 7/15/2026	50,000	49,826
6.05%, 12/1/2026	200,000	203,878
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	65,102

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
ONEOK, Inc.:
4.85%, 7/15/2026	$60,000	$60,128
5.55%, 11/1/2026	225,000	227,702
5.85%, 1/15/2026	40,000	40,131
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	78,000	78,346
Spectra Energy Partners LP 3.38%, 10/15/2026	32,000	31,664
Western Midstream Operating LP 4.65%, 7/1/2026	25,000	24,991
		914,361
REAL ESTATE INVESTMENT TRUSTS — 6.7%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	115,000	114,473
American Tower Corp.:
1.60%, 4/15/2026	80,000	78,564
3.38%, 10/15/2026	160,000	158,445
4.40%, 2/15/2026	25,000	24,999
Boston Properties LP 2.75%, 10/1/2026	266,000	261,388
Brixmor Operating Partnership LP 4.13%, 6/15/2026	140,000	139,574
Camden Property Trust 5.85%, 11/3/2026	125,000	127,258
COPT Defense Properties LP 2.25%, 3/15/2026	299,000	294,796
Equinix, Inc. 1.45%, 5/15/2026	25,000	24,479
Essex Portfolio LP 3.38%, 4/15/2026	100,000	99,306
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	55,000	55,168
Healthpeak OP LLC 3.25%, 7/15/2026	70,000	69,353
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	50,000	49,946
Kimco Realty OP LLC 2.80%, 10/1/2026	175,000	172,298
Tanger Properties LP 3.13%, 9/1/2026	75,000	73,903
Vornado Realty LP 2.15%, 6/1/2026	555,000	542,185
		2,286,135
RETAIL — 1.7%
AutoNation, Inc. 4.50%, 10/1/2025	125,000	124,917
AutoZone, Inc. 5.05%, 7/15/2026	107,000	107,645
Lowe's Cos., Inc. 4.80%, 4/1/2026	145,000	145,232
Starbucks Corp.:
2.45%, 6/15/2026	105,000	103,541
Security Description	Principal Amount	Value
4.75%, 2/15/2026	$110,000	$110,143
		591,478
SEMICONDUCTORS — 3.6%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	90,000	90,121
Intel Corp.:
2.60%, 5/19/2026	140,000	138,192
4.88%, 2/10/2026	200,000	200,200
Lam Research Corp. 3.75%, 3/15/2026	215,000	214,297
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	210,000	209,070
Skyworks Solutions, Inc. 1.80%, 6/1/2026	185,000	181,128
Texas Instruments, Inc. 1.13%, 9/15/2026	25,000	24,295
TSMC Arizona Corp. 1.75%, 10/25/2026	156,000	151,885
		1,209,188
SOFTWARE — 2.6%
Concentrix Corp. 6.65%, 8/2/2026	70,000	71,203
Electronic Arts, Inc. 4.80%, 3/1/2026	110,000	110,042
Intuit, Inc. 5.25%, 9/15/2026	48,000	48,500
Microsoft Corp. 3.40%, 9/15/2026	50,000	49,778
Oracle Corp. 2.65%, 7/15/2026	165,000	162,774
Roper Technologies, Inc. 3.80%, 12/15/2026	194,000	192,838
Synopsys, Inc. 4.55%, 4/1/2027	60,000	60,342
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	175,000	175,486
		870,963
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
2.95%, 7/15/2026	175,000	172,975
3.88%, 1/15/2026	247,000	246,375
4.25%, 3/1/2027	100,000	100,062
Cisco Systems, Inc.:
2.50%, 9/20/2026	125,000	123,117
4.90%, 2/26/2026	50,000	50,144
T-Mobile USA, Inc.:
1.50%, 2/15/2026	155,000	152,897
2.63%, 4/15/2026	175,000	173,110
		1,018,680
TRANSPORTATION — 1.5%
Canadian National Railway Co. 2.75%, 3/1/2026	150,000	148,815

See accompanying notes to financial statements.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Canadian Pacific Railway Co. 3.70%, 2/1/2026	$260,000	$259,103
Norfolk Southern Corp. 2.90%, 6/15/2026	95,000	93,972
		501,890
TOTAL CORPORATE BONDS & NOTES (Cost $33,231,143)		33,304,094
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	256,179	256,179
State Street Navigator Securities Lending Portfolio II (f) (g)	358,575	358,575
TOTAL SHORT-TERM INVESTMENTS (Cost $614,754)		614,754
TOTAL INVESTMENTS — 100.1% (Cost $33,845,897)		33,918,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(30,284)
NET ASSETS — 100.0%		$33,888,564

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$33,304,094	$—	$33,304,094
Short-Term Investments	614,754	—	—	614,754
TOTAL INVESTMENTS	$614,754	$33,304,094	$—	$33,918,848

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$4,522,861	$4,266,682	$—	$—	256,179	$256,179	$7,420
State Street Navigator Securities Lending Portfolio II	—	—	2,774,748	2,416,173	—	—	358,575	358,575	639
Total		$—	$7,297,609	$6,682,855	$—	$—		$614,754	$8,059
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 4.2%
Boeing Co. 6.26%, 5/1/2027	$121,000	$124,467
General Dynamics Corp. 3.50%, 4/1/2027	80,000	79,585
Hexcel Corp. 4.20%, 2/15/2027	80,000	79,431
Howmet Aerospace, Inc. 5.90%, 2/1/2027	225,000	230,062
L3Harris Technologies, Inc. 5.40%, 1/15/2027	250,000	253,890
RTX Corp. 3.13%, 5/4/2027	125,000	123,065
		890,500
AGRICULTURE — 2.8%
BAT Capital Corp.:
3.56%, 8/15/2027	69,000	68,086
4.70%, 4/2/2027	310,000	311,845
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	20,000	19,857
Philip Morris International, Inc. 5.13%, 11/17/2027	200,000	204,188
		603,976
APPAREL — 0.3%
Tapestry, Inc. 4.13%, 7/15/2027	60,000	59,738
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp. 4.90%, 3/12/2027	50,000	50,520
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	309,000	311,518
General Motors Co. 6.80%, 10/1/2027	360,000	375,671
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	47,403
Series MTN, 4.55%, 9/20/2027	110,000	111,205
		896,317
BANKS — 12.0%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (a)	200,000	200,444
Bank of Montreal Series MTN, 2.65%, 3/8/2027	30,000	29,413
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (a)	175,000	176,033
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a) (b)	175,000	178,225
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a)	175,000	173,332
Security Description	Principal Amount	Value
3.85%, 1/26/2027	$118,000	$117,470
ING Groep NV 3.95%, 3/29/2027	107,000	106,562
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (a)	200,000	204,266
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	60,000	58,939
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	150,000	149,186
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	109,245
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (a)	200,000	204,300
Northern Trust Corp. 4.00%, 5/10/2027	118,000	118,045
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	187,000	194,430
Santander Holdings USA, Inc. 4.40%, 7/13/2027	175,000	175,303
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	10,000	9,464
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a)	100,000	99,996
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (a)	125,000	127,828
Westpac Banking Corp. 3.35%, 3/8/2027	120,000	119,005
		2,551,486
BEVERAGES — 0.7%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	60,000	59,033
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027	10,000	10,096
PepsiCo, Inc. 4.40%, 2/7/2027 (b)	77,000	77,553
		146,682
BIOTECHNOLOGY — 2.6%
Amgen, Inc.:
2.20%, 2/21/2027	165,000	160,591
3.20%, 11/2/2027	70,000	68,691
CSL Finance PLC 3.85%, 4/27/2027 (c)	20,000	19,921
Gilead Sciences, Inc. 2.95%, 3/1/2027	110,000	108,327
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,843
Royalty Pharma PLC 1.75%, 9/2/2027	110,000	104,669
		565,042

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.2%
Lennox International, Inc. 1.70%, 8/1/2027	$35,000	$33,379
COMMERCIAL SERVICES — 0.5%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,376
Global Payments, Inc. 4.95%, 8/15/2027	95,000	96,087
		116,463
COMPUTERS — 2.4%
Apple, Inc.:
3.00%, 6/20/2027 (b)	100,000	98,741
3.35%, 2/9/2027	200,000	198,590
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	61,936
International Business Machines Corp.:
4.15%, 7/27/2027	110,000	110,420
6.22%, 8/1/2027	40,000	41,620
		511,307
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027 (b)	96,000	95,062
6.45%, 4/15/2027	260,000	268,406
Ally Financial, Inc.:
4.75%, 6/9/2027	23,000	23,104
7.10%, 11/15/2027	20,000	21,090
American Express Co. 5.85%, 11/5/2027	123,000	127,614
Capital One Financial Corp. 3.75%, 3/9/2027 (b)	20,000	19,869
Charles Schwab Corp. 3.30%, 4/1/2027	205,000	202,770
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	65,000	65,461
ORIX Corp. 5.00%, 9/13/2027	20,000	20,308
		843,684
ELECTRIC — 11.4%
Alabama Power Co. 3.75%, 9/1/2027	75,000	74,732
American Electric Power Co., Inc. 5.75%, 11/1/2027	110,000	113,445
Appalachian Power Co. Series X, 3.30%, 6/1/2027	195,000	191,976
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	125,000	123,085
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	129,000	126,548
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	85,000	83,406
Security Description	Principal Amount	Value
DTE Energy Co. 4.95%, 7/1/2027	$101,000	$102,313
Duke Energy Corp. 5.00%, 12/8/2027	115,000	117,142
Edison International 5.75%, 6/15/2027	51,000	51,928
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	95,000	93,715
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	140,000	139,019
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	150,000	148,359
ITC Holdings Corp. 3.35%, 11/15/2027	45,000	44,154
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	80,000	81,340
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	75,000	74,248
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	125,000	122,854
5.45%, 6/15/2027	125,000	126,902
Sempra 3.25%, 6/15/2027	125,000	122,801
Southern California Edison Co. Series D, 4.70%, 6/1/2027	135,000	135,652
Southern Co. 5.11%, 8/1/2027	65,000	66,265
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	70,000	69,452
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (c)	30,000	29,711
5.05%, 12/30/2026 (c)	120,000	120,929
WEC Energy Group, Inc.:
1.38%, 10/15/2027	61,000	57,758
5.15%, 10/1/2027	20,000	20,375
		2,438,109
ELECTRONICS — 0.6%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,158
Tyco Electronics Group SA 3.13%, 8/15/2027	100,000	98,236
		133,394
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	100,000	98,493
FOOD — 3.1%
Campbell's Co. 5.20%, 3/19/2027	125,000	126,864
Conagra Brands, Inc. 1.38%, 11/1/2027	75,000	70,349
Kroger Co. 3.70%, 8/1/2027	125,000	124,093

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Mars, Inc. 4.45%, 3/1/2027 (c)	$105,000	$105,631
Sysco Corp. 3.25%, 7/15/2027	95,000	93,689
Tyson Foods, Inc. 3.55%, 6/2/2027	145,000	143,419
		664,045
FOREST PRODUCTS & PAPER — 0.4%
Suzano International Finance BV 5.50%, 1/17/2027	75,000	75,909
HEALTH CARE PRODUCTS — 1.0%
Smith & Nephew PLC 5.15%, 3/20/2027	55,000	55,764
Solventum Corp. 5.45%, 2/25/2027	91,000	92,742
Stryker Corp. 4.55%, 2/10/2027 (b)	70,000	70,545
		219,051
HEALTH CARE SERVICES — 3.0%
Centene Corp. 4.25%, 12/15/2027	233,000	227,664
Cigna Group 3.40%, 3/1/2027	118,000	116,742
HCA, Inc. 4.50%, 2/15/2027	240,000	240,228
Humana, Inc. 3.95%, 3/15/2027	55,000	54,826
		639,460
HOME BUILDERS — 1.0%
Lennar Corp. 4.75%, 11/29/2027	120,000	120,937
Meritage Homes Corp. 5.13%, 6/6/2027	45,000	45,298
Toll Brothers Finance Corp. 4.88%, 3/15/2027	50,000	50,337
		216,572
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	34,175
HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	85,000	83,640
INSURANCE — 1.7%
Corebridge Financial, Inc. 3.65%, 4/5/2027	144,000	142,700
Lincoln Financial Global Funding 4.63%, 5/28/2028 (c)	50,000	50,473
Markel Group, Inc. 3.50%, 11/1/2027	55,000	54,138
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	45,000	44,353
Security Description	Principal Amount	Value
Willis North America, Inc. 4.65%, 6/15/2027	$64,000	$64,419
		356,083
INTERNET — 1.3%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027 (b)	70,000	69,061
Amazon.com, Inc. 4.55%, 12/1/2027	181,000	183,621
Expedia Group, Inc. 4.63%, 8/1/2027	25,000	25,154
		277,836
IRON/STEEL — 1.0%
ArcelorMittal SA 6.55%, 11/29/2027	215,000	224,185
LODGING — 1.5%
Hyatt Hotels Corp. 5.75%, 1/30/2027	45,000	45,814
Las Vegas Sands Corp. 5.90%, 6/1/2027	175,000	178,514
Sands China Ltd. 2.30%, 3/8/2027	100,000	96,681
		321,009
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	10,000	9,465
4.50%, 1/8/2027	70,000	70,511
		79,976
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	130,000	129,344
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	111,905
		241,249
MEDIA — 0.6%
Comcast Corp. 5.35%, 11/15/2027	40,000	41,099
FactSet Research Systems, Inc. 2.90%, 3/1/2027	45,000	44,169
Paramount Global 2.90%, 1/15/2027	35,000	34,230
		119,498
MINING — 1.9%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	115,000	115,024
Glencore Funding LLC 4.00%, 3/27/2027 (c)	265,000	263,760
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,971
		398,755

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.5%
Textron, Inc. 3.65%, 3/15/2027	$115,000	$113,821
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	40,000	39,745
5.02%, 11/17/2027	175,000	178,595
BP Capital Markets PLC 3.28%, 9/19/2027	68,000	67,015
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	54,000	53,598
Cenovus Energy, Inc. 4.25%, 4/15/2027	60,000	59,960
Coterra Energy, Inc. 3.90%, 5/15/2027	40,000	39,740
Diamondback Energy, Inc. 5.20%, 4/18/2027	185,000	187,757
Occidental Petroleum Corp.:
5.00%, 8/1/2027	2,500	2,526
8.50%, 7/15/2027	60,000	63,188
Phillips 66 Co. 4.95%, 12/1/2027	75,000	76,178
		768,302
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (c)	75,000	76,031
PACKAGING & CONTAINERS — 1.4%
Berry Global, Inc. 1.65%, 1/15/2027	240,000	231,674
WRKCo, Inc. 3.38%, 9/15/2027	65,000	64,121
		295,795
PHARMACEUTICALS — 6.0%
AbbVie, Inc. 4.80%, 3/15/2027	335,000	338,554
Astrazeneca Finance LLC 4.80%, 2/26/2027	115,000	116,386
Becton Dickinson & Co. 3.70%, 6/6/2027	95,000	94,284
Bristol-Myers Squibb Co. 1.13%, 11/13/2027 (b)	100,000	94,321
Cencora, Inc. 3.45%, 12/15/2027	60,000	59,101
CVS Health Corp. 6.25%, 6/1/2027	85,000	87,747
Eli Lilly & Co. 4.50%, 2/9/2027	200,000	201,584
Merck & Co., Inc. 1.70%, 6/10/2027	84,000	80,945
Viatris, Inc. 2.30%, 6/22/2027	210,000	201,631
		1,274,553
Security Description	Principal Amount	Value
PIPELINES — 2.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	$40,000	$40,422
Energy Transfer LP 5.50%, 6/1/2027	80,000	81,393
Enterprise Products Operating LLC 4.60%, 1/11/2027	130,000	130,816
Northwest Pipeline LLC 4.00%, 4/1/2027	55,000	54,800
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,877
4.25%, 9/24/2027	90,000	90,094
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	50,000	50,287
Targa Resources Corp. 5.20%, 7/1/2027	43,000	43,695
		524,384
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	156,000	155,285
American Tower Corp. 3.55%, 7/15/2027	85,000	84,072
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,800
DOC Dr. LLC 4.30%, 3/15/2027	56,000	56,013
Extra Space Storage LP 3.88%, 12/15/2027	110,000	109,039
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	49,041
Highwoods Realty LP 3.88%, 3/1/2027	91,000	89,953
Kimco Realty OP LLC 3.80%, 4/1/2027	100,000	99,373
NNN REIT, Inc. 3.50%, 10/15/2027	128,000	126,289
Tanger Properties LP 3.88%, 7/15/2027	95,000	93,951
		897,816
RETAIL — 1.5%
AutoNation, Inc. 3.80%, 11/15/2027	85,000	83,854
Costco Wholesale Corp. 3.00%, 5/18/2027	105,000	103,611
Dollar General Corp. 4.63%, 11/1/2027	55,000	55,405
Lowe's Cos., Inc. 3.35%, 4/1/2027	70,000	69,188
		312,058
SEMICONDUCTORS — 3.7%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026	80,000	80,107

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
4.32%, 3/24/2028	$60,000	$60,599
Applied Materials, Inc. 3.30%, 4/1/2027	125,000	123,875
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	132,000	131,447
Broadcom, Inc. 5.05%, 7/12/2027	175,000	177,767
Intel Corp. 3.75%, 8/5/2027	80,000	79,188
QUALCOMM, Inc. 3.25%, 5/20/2027	135,000	133,661
		786,644
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	45,000	44,215
SOFTWARE — 2.7%
Fiserv, Inc. 5.15%, 3/15/2027	40,000	40,514
Microsoft Corp. 3.40%, 6/15/2027	75,000	74,752
Oracle Corp. 3.25%, 11/15/2027	190,000	186,291
Synopsys, Inc. 4.55%, 4/1/2027	91,000	91,519
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027 (b)	50,000	49,631
VMware LLC 4.65%, 5/15/2027	140,000	140,858
		583,565
TELECOMMUNICATIONS — 4.3%
AT&T, Inc.:
2.30%, 6/1/2027	199,000	192,737
3.80%, 2/15/2027	51,000	50,738
4.25%, 3/1/2027	161,000	161,100
NTT Finance Corp. 4.57%, 7/16/2027 (c)	200,000	201,354
T-Mobile USA, Inc. 3.75%, 4/15/2027	225,000	223,504
Verizon Communications, Inc. 3.00%, 3/22/2027	95,000	93,374
		922,807
TRANSPORTATION — 1.4%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	59,081
7.80%, 5/15/2027	140,000	148,386
United Parcel Service, Inc. 3.05%, 11/15/2027	100,000	98,263
		305,730
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.9%
GATX Corp. 3.85%, 3/30/2027	$7,000	$6,944
SMBC Aviation Capital Finance DAC 1.90%, 10/15/2026 (c)	200,000	194,438
		201,382
TOTAL CORPORATE BONDS & NOTES (Cost $20,850,332)		20,947,116
	Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	108,176	108,176
State Street Navigator Securities Lending Portfolio II (f) (g)	715,235	715,235
TOTAL SHORT-TERM INVESTMENTS (Cost $823,411)		823,411
TOTAL INVESTMENTS — 102.2% (Cost $21,673,743)		21,770,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(473,425)
NET ASSETS — 100.0%		$21,297,102
(a)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$20,947,116	$—	$20,947,116
Short-Term Investments	823,411	—	—	823,411
TOTAL INVESTMENTS	$823,411	$20,947,116	$—	$21,770,527

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$1,533,439	$1,425,263	$—	$—	108,176	$108,176	$3,918
State Street Navigator Securities Lending Portfolio II	—	—	2,852,003	2,136,768	—	—	715,235	715,235	215
Total		$—	$4,385,442	$3,562,031	$—	$—		$823,411	$4,133
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 3.9%
Boeing Co. 3.45%, 11/1/2028	$393,000	$383,533
Howmet Aerospace, Inc. 6.75%, 1/15/2028	133,000	140,459
L3Harris Technologies, Inc. 4.40%, 6/15/2028	428,000	430,337
RTX Corp. 6.70%, 8/1/2028	80,000	85,526
		1,039,855
AGRICULTURE — 3.8%
BAT Capital Corp. 2.26%, 3/25/2028	75,000	71,426
BAT International Finance PLC 4.45%, 3/16/2028	250,000	250,950
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	88,000	87,968
Imperial Brands Finance PLC 4.50%, 6/30/2028 (a)	200,000	201,090
Philip Morris International, Inc.:
3.13%, 3/2/2028 (b)	61,000	59,689
5.25%, 9/7/2028	327,000	337,706
		1,008,829
AUTO MANUFACTURERS — 3.0%
General Motors Financial Co., Inc. 5.80%, 6/23/2028	100,000	103,514
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	200,000	202,156
Toyota Motor Corp. 5.12%, 7/13/2028	456,000	470,181
Toyota Motor Credit Corp. Series MTN, 5.25%, 9/11/2028	28,000	28,993
		804,844
BANKS — 12.0%
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (c)	327,000	335,218
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	97,000	93,870
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	287,000	285,780
6.63%, 1/15/2028	20,000	21,205
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b) (c)	287,000	292,289
Fifth Third Bancorp 3.95%, 3/14/2028	10,000	9,944
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	309,000	309,046
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	$446,000	$443,962
KeyCorp Series MTN, 4.10%, 4/30/2028	85,000	84,799
Lloyds Banking Group PLC:
4.38%, 3/22/2028	100,000	100,392
4.55%, 8/16/2028	170,000	171,773
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	266,000	271,988
Northern Trust Corp. 3.65%, 8/3/2028	21,000	20,849
PNC Bank NA 3.25%, 1/22/2028	95,000	93,524
Regions Financial Corp. 1.80%, 8/12/2028	25,000	23,384
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	225,000	224,640
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	347,000	346,827
Westpac Banking Corp. 5.54%, 11/17/2028	25,000	26,197
		3,155,687
BEVERAGES — 0.3%
Coca-Cola Co. 1.50%, 3/5/2028 (b)	20,000	18,933
Constellation Brands, Inc. 4.65%, 11/15/2028	53,000	53,610
		72,543
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 1.65%, 8/15/2028	191,000	178,308
CHEMICALS — 0.8%
Eastman Chemical Co. 4.50%, 12/1/2028	193,000	193,903
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	21,000	21,096
		214,999
COMMERCIAL SERVICES — 0.0% *
Global Payments, Inc. 4.45%, 6/1/2028	13,000	13,033
COMPUTERS — 0.7%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	150,000	141,612
Dell International LLC/EMC Corp. 5.25%, 2/1/2028	39,000	39,967
		181,579
COSMETICS/PERSONAL CARE — 2.6%
Kenvue, Inc. 5.05%, 3/22/2028	662,000	678,775

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 1.1%
LKQ Corp. 5.75%, 6/15/2028	$288,000	$297,441
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Aircastle Ltd. 6.50%, 7/18/2028 (a)	200,000	210,196
Ally Financial, Inc. 2.20%, 11/2/2028	191,000	178,188
Charles Schwab Corp. 3.20%, 1/25/2028	226,000	221,787
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	376,000	391,991
		1,002,162
ELECTRIC — 8.6%
Ameren Illinois Co. 3.80%, 5/15/2028	100,000	99,635
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	185,000	185,831
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	111,000	109,021
Duke Energy Carolinas LLC Series A, 6.00%, 12/1/2028	138,000	145,475
Edison International 5.25%, 11/15/2028 (b)	189,000	190,937
Entergy Louisiana LLC 3.25%, 4/1/2028	30,000	29,452
Exelon Corp. 5.15%, 3/15/2028	214,000	218,900
Georgia Power Co. 4.65%, 5/16/2028	301,000	305,542
Interstate Power & Light Co. 4.10%, 9/26/2028	91,000	90,933
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.05%, 9/15/2028	40,000	41,077
Pacific Gas & Electric Co. 3.75%, 7/1/2028	263,000	257,766
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	28,000	27,704
San Diego Gas & Electric Co. 4.95%, 8/15/2028	288,000	295,664
Southern Co. 4.85%, 6/15/2028	257,000	261,968
		2,259,905
ELECTRONICS — 0.4%
Hubbell, Inc. 3.50%, 2/15/2028	21,000	20,661
Vontier Corp. 2.40%, 4/1/2028	105,000	99,702
		120,363
FOOD — 2.3%
Campbell's Co. 4.15%, 3/15/2028	339,000	338,912
Conagra Brands, Inc. 4.85%, 11/1/2028	232,000	234,473
Security Description	Principal Amount	Value
Mondelez International, Inc. 4.13%, 5/7/2028	$30,000	$30,051
		603,436
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories 1.15%, 1/30/2028	50,000	46,996
Boston Scientific Corp. 4.00%, 3/1/2028	20,000	20,048
Stryker Corp. 4.85%, 12/8/2028	207,000	212,028
		279,072
HEALTH CARE SERVICES — 2.4%
Centene Corp. 4.25%, 12/15/2027	273,000	266,748
HCA, Inc. 5.63%, 9/1/2028	355,000	366,169
		632,917
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co. 3.95%, 1/26/2028	80,000	80,466
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	25,447
Kimberly-Clark Corp. 3.95%, 11/1/2028	20,000	20,034
		45,481
INSURANCE — 2.4%
Athene Holding Ltd. 4.13%, 1/12/2028	169,000	168,572
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	75,000	75,710
Lincoln National Corp. 3.80%, 3/1/2028	345,000	340,815
Prudential Financial, Inc. Series MTN, 3.88%, 3/27/2028	38,000	37,993
		623,090
LODGING — 1.1%
Sands China Ltd. 5.40%, 8/8/2028	275,000	280,297
MACHINERY-DIVERSIFIED — 1.4%
CNH Industrial Capital LLC 4.55%, 4/10/2028	163,000	164,366
Ingersoll Rand, Inc. 5.40%, 8/14/2028	200,000	206,862
		371,228
MEDIA — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	371,000	365,416
4.20%, 3/15/2028	58,000	57,647

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Comcast Corp.:
3.15%, 2/15/2028	$101,000	$98,947
3.55%, 5/1/2028	29,000	28,645
Discovery Communications LLC 3.95%, 3/20/2028	53,000	51,255
TCI Communications, Inc. 7.13%, 2/15/2028	90,000	96,318
		698,228
MINING — 1.3%
BHP Billiton Finance USA Ltd. 5.10%, 9/8/2028	31,000	31,918
Glencore Funding LLC 6.13%, 10/6/2028 (a)	293,000	307,762
		339,680
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	173,000	172,109
OIL & GAS — 4.8%
BP Capital Markets America, Inc. 4.23%, 11/6/2028	282,000	283,325
Chevron USA, Inc. 3.85%, 1/15/2028	75,000	75,090
Devon Energy Corp. 5.88%, 6/15/2028	80,000	80,021
Occidental Petroleum Corp. 6.38%, 9/1/2028	225,000	234,898
Ovintiv, Inc. 5.65%, 5/15/2028	318,000	327,279
Shell International Finance BV 3.88%, 11/13/2028	27,000	26,962
TotalEnergies Capital SA 3.88%, 10/11/2028	233,000	232,748
		1,260,323
OIL & GAS SERVICES — 1.2%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (a)	313,000	315,147
PACKAGING & CONTAINERS — 1.9%
Berry Global, Inc. 5.50%, 4/15/2028	292,000	300,941
WRKCo, Inc. 3.90%, 6/1/2028	200,000	198,568
		499,509
PHARMACEUTICALS — 7.3%
AbbVie, Inc. 4.65%, 3/15/2028	180,000	182,903
Astrazeneca Finance LLC 4.88%, 3/3/2028	391,000	399,798
Becton Dickinson & Co. 4.69%, 2/13/2028	301,000	304,844
CVS Health Corp. 4.30%, 3/25/2028	481,000	480,764
McKesson Corp. 4.90%, 7/15/2028	150,000	153,267
Security Description	Principal Amount	Value
Mylan, Inc. 4.55%, 4/15/2028	$331,000	$328,908
Pfizer, Inc. 3.60%, 9/15/2028 (b)	83,000	82,527
		1,933,011
PIPELINES — 4.7%
Cheniere Energy, Inc. 4.63%, 10/15/2028	257,000	256,738
Energy Transfer LP 6.10%, 12/1/2028	182,000	191,637
ONEOK, Inc. 5.65%, 11/1/2028	311,000	323,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	293,000	293,366
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	49,000	49,040
Williams Cos., Inc. 5.30%, 8/15/2028	115,000	118,667
		1,232,509
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	169,000	167,917
American Homes 4 Rent LP 4.25%, 2/15/2028	170,000	169,735
Crown Castle, Inc. 3.80%, 2/15/2028	60,000	59,255
Extra Space Storage LP 5.70%, 4/1/2028	439,000	453,522
Federal Realty OP LP 5.38%, 5/1/2028	138,000	141,879
Mid-America Apartments LP 4.20%, 6/15/2028	25,000	25,061
Prologis LP 4.00%, 9/15/2028	105,000	104,943
Realty Income Corp. 4.70%, 12/15/2028	25,000	25,425
UDR, Inc. Series GMTN, 3.50%, 1/15/2028	10,000	9,858
		1,157,595
RETAIL — 1.1%
AutoNation, Inc. 3.80%, 11/15/2027	53,000	52,285
Genuine Parts Co. 6.50%, 11/1/2028	88,000	93,614
Home Depot, Inc. 0.90%, 3/15/2028	89,000	82,720
Lowe's Cos., Inc. 6.88%, 2/15/2028	63,000	67,068
		295,687

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
SEMICONDUCTORS — 8.2%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	$234,000	$236,338
Analog Devices, Inc. 1.70%, 10/1/2028	130,000	121,449
Broadcom, Inc.:
4.11%, 9/15/2028	426,000	425,744
4.80%, 4/15/2028	100,000	101,830
Intel Corp. 4.88%, 2/10/2028	213,000	215,703
Marvell Technology, Inc. 4.88%, 6/22/2028	130,000	131,843
Micron Technology, Inc. 5.38%, 4/15/2028	706,000	727,385
TSMC Arizona Corp. 4.13%, 4/22/2029	200,000	200,596
		2,160,888
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	75,000	70,296
SOFTWARE — 4.0%
Concentrix Corp. 6.60%, 8/2/2028 (b)	338,000	357,553
Fidelity National Information Services, Inc. 1.65%, 3/1/2028	57,000	53,666
Intuit, Inc. 5.13%, 9/15/2028	272,000	281,104
Oracle Corp. 4.50%, 5/6/2028	301,000	303,534
Roper Technologies, Inc. 4.20%, 9/15/2028	50,000	50,072
		1,045,929
TELECOMMUNICATIONS — 2.7%
T-Mobile USA, Inc. 4.80%, 7/15/2028	476,000	484,835
Verizon Communications, Inc. 4.33%, 9/21/2028	215,000	216,425
		701,260
TRANSPORTATION — 0.1%
Canadian National Railway Co. 6.90%, 7/15/2028	25,000	26,923
TRUCKING & LEASING — 0.0% *
GATX Corp. 4.55%, 11/7/2028	15,000	15,089
TOTAL CORPORATE BONDS & NOTES (Cost $25,540,802)		25,868,493

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	153,249	$153,249
State Street Navigator Securities Lending Portfolio II (f) (g)	1,175,930	1,175,930
TOTAL SHORT-TERM INVESTMENTS (Cost $1,329,179)		1,329,179
TOTAL INVESTMENTS — 103.2% (Cost $26,869,981)		27,197,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(839,442)
NET ASSETS — 100.0%		$26,358,230
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$25,868,493	$—	$25,868,493
Short-Term Investments	1,329,179	—	—	1,329,179
TOTAL INVESTMENTS	$1,329,179	$25,868,493	$—	$27,197,672

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$2,676,235	$2,522,986	$—	$—	153,249	$153,249	$4,875
State Street Navigator Securities Lending Portfolio II	—	—	5,641,915	4,465,985	—	—	1,175,930	1,175,930	2,844
Total		$—	$8,318,150	$6,988,971	$—	$—		$1,329,179	$7,719
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 3.2%
Boeing Co. 6.30%, 5/1/2029	$298,000	$316,312
Howmet Aerospace, Inc. 3.00%, 1/15/2029	210,000	202,211
L3Harris Technologies, Inc. 5.05%, 6/1/2029	170,000	174,515
Northrop Grumman Corp. 4.60%, 2/1/2029 (a)	115,000	116,755
		809,793
AGRICULTURE — 2.9%
BAT International Finance PLC 5.93%, 2/2/2029	196,000	205,873
Philip Morris International, Inc. 5.63%, 11/17/2029	490,000	515,504
		721,377
AUTO MANUFACTURERS — 3.6%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	225,000	221,873
General Motors Financial Co., Inc.:
4.90%, 10/6/2029	135,000	136,065
5.55%, 7/15/2029	220,000	226,769
Mercedes-Benz Finance North America LLC 5.10%, 11/15/2029 (b)	150,000	154,338
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	172,000	174,092
		913,137
AUTO PARTS & EQUIPMENT — 0.6%
BorgWarner, Inc. 4.95%, 8/15/2029	140,000	142,895
BANKS — 6.7%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	100,000	99,159
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	50,000	51,257
Bank of New York Mellon Corp. Series MTN, 3.85%, 4/26/2029	230,000	229,317
Bank of Nova Scotia Series GMTN, 5.45%, 8/1/2029	50,000	52,166
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (c)	100,000	102,622
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (c)	150,000	160,767
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	100,000	98,966
Security Description	Principal Amount	Value
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	$150,000	$147,096
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (c)	75,000	77,065
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	205,000	195,826
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	175,000	167,174
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	100,000	104,166
Wells Fargo & Co.:
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	100,000	102,875
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (a) (c)	75,000	77,740
		1,666,196
BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	155,000	158,415
PepsiCo, Inc. 2.63%, 7/29/2029	200,000	190,132
		348,547
BIOTECHNOLOGY — 1.8%
Amgen, Inc. 4.05%, 8/18/2029	190,000	189,103
Gilead Sciences, Inc. 4.80%, 11/15/2029	142,000	145,651
Royalty Pharma PLC 5.15%, 9/2/2029	105,000	107,755
		442,509
CHEMICALS — 2.6%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029	45,000	45,777
Dow Chemical Co. 7.38%, 11/1/2029	124,000	137,432
Eastman Chemical Co. 5.00%, 8/1/2029	215,000	218,947
Nutrien Ltd. 4.20%, 4/1/2029	253,000	252,269
		654,425
COMMERCIAL SERVICES — 1.0%
Verisk Analytics, Inc. 4.13%, 3/15/2029	260,000	259,870
COMPUTERS — 0.8%
Apple, Inc. 2.20%, 9/11/2029 (a)	101,000	94,574
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100,000	94,408
		188,982

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.6%
BlackRock Funding, Inc. 4.70%, 3/14/2029	$50,000	$51,251
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	44,976
Enact Holdings, Inc. 6.25%, 5/28/2029	50,000	52,196
		148,423
ELECTRIC — 8.3%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,908
Ameren Corp. 5.00%, 1/15/2029	60,000	61,375
American Electric Power Co., Inc. 5.20%, 1/15/2029	150,000	154,701
CenterPoint Energy, Inc. 5.40%, 6/1/2029	155,000	160,637
Consumers Energy Co. 4.60%, 5/30/2029	125,000	127,112
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	96,715
5.10%, 3/1/2029	114,000	116,904
Duke Energy Corp. 4.85%, 1/5/2029	200,000	204,000
Edison International 5.45%, 6/15/2029	50,000	50,546
Entergy Texas, Inc. 4.00%, 3/30/2029	122,000	121,268
Exelon Corp. 5.15%, 3/15/2029	200,000	205,758
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	47,287
Pacific Gas & Electric Co. 5.55%, 5/15/2029	95,000	97,708
PacifiCorp 5.10%, 2/15/2029	175,000	179,279
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	180,000	185,708
Southern California Edison Co. 5.15%, 6/1/2029	75,000	76,613
Southern Co. 5.50%, 3/15/2029	145,000	151,171
		2,088,690
ELECTRONICS — 1.3%
Allegion PLC 3.50%, 10/1/2029	170,000	164,382
Honeywell International, Inc. 4.88%, 9/1/2029	165,000	169,859
		334,241
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. Series WI, 4.05%, 3/15/2029	65,000	61,886
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 1.6%
Republic Services, Inc.:
4.88%, 4/1/2029	$195,000	$200,004
5.00%, 11/15/2029 (a)	205,000	211,845
		411,849
FOOD — 2.1%
Campbell's Co. 5.20%, 3/21/2029	140,000	143,751
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	85,000	81,343
Mars, Inc. 4.80%, 3/1/2030 (b)	100,000	101,917
Tyson Foods, Inc. 4.35%, 3/1/2029	200,000	200,164
		527,175
HEALTH CARE PRODUCTS — 2.6%
Boston Scientific Corp. 4.00%, 3/1/2029	225,000	224,467
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	190,000	193,880
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	225,000	231,662
		650,009
HEALTH CARE SERVICES — 1.9%
Centene Corp. 4.63%, 12/15/2029	150,000	144,529
HCA, Inc.:
3.38%, 3/15/2029	100,000	96,808
4.13%, 6/15/2029	225,000	222,829
		464,166
HOME BUILDERS — 1.8%
Toll Brothers Finance Corp. 3.80%, 11/1/2029 (a)	450,000	439,906
INSURANCE — 4.7%
Allstate Corp. 5.05%, 6/24/2029	100,000	102,966
Aon North America, Inc. 5.15%, 3/1/2029	125,000	128,651
Arthur J Gallagher & Co. 4.85%, 12/15/2029	242,000	246,603
Brown & Brown, Inc. 4.50%, 3/15/2029	80,000	80,252
Chubb INA Holdings LLC 4.65%, 8/15/2029	186,000	189,629
Corebridge Financial, Inc. 3.85%, 4/5/2029	70,000	69,005
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	47,408
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	145,000	146,415

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3.70%, 5/15/2029	$180,000	$176,506
		1,187,435
INTERNET — 0.7%
Alphabet, Inc. 4.00%, 5/15/2030	85,000	85,494
Amazon.com, Inc. 3.45%, 4/13/2029	100,000	98,527
		184,021
INVESTMENT COMPANY SECURITIES — 1.3%
ARES Capital Corp. 5.95%, 7/15/2029	195,000	201,550
FS KKR Capital Corp. 6.88%, 8/15/2029	125,000	127,639
		329,189
IRON/STEEL — 0.7%
ArcelorMittal SA 4.25%, 7/16/2029	175,000	174,545
IT SERVICES — 0.8%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	74,932
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	125,000	126,765
		201,697
LODGING — 0.2%
Las Vegas Sands Corp. 6.00%, 8/15/2029	50,000	51,932
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar, Inc. 2.60%, 9/19/2029	13,000	12,307
MACHINERY-DIVERSIFIED — 2.7%
CNH Industrial Capital LLC 5.10%, 4/20/2029	65,000	66,654
Dover Corp. 2.95%, 11/4/2029	280,000	266,496
Ingersoll Rand, Inc. 5.18%, 6/15/2029 (a)	152,000	157,019
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	196,438
		686,607
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	195,000	181,346
Comcast Corp. 4.55%, 1/15/2029	252,000	255,614
Paramount Global 4.20%, 6/1/2029	65,000	64,074
		501,034
Security Description	Principal Amount	Value
MINING — 0.8%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029 (a)	$50,000	$50,722
Glencore Funding LLC 5.37%, 4/4/2029 (b)	150,000	154,585
		205,307
OIL & GAS — 3.5%
BP Capital Markets America, Inc.:
4.87%, 11/25/2029 (a)	105,000	107,912
4.97%, 10/17/2029	100,000	103,042
Canadian Natural Resources Ltd. 5.00%, 12/15/2029 (a) (b)	75,000	76,395
Chevron USA, Inc. 3.25%, 10/15/2029	150,000	145,677
Diamondback Energy, Inc. 3.50%, 12/1/2029	235,000	226,476
Occidental Petroleum Corp. 5.20%, 8/1/2029	99,000	100,380
TotalEnergies Capital International SA 3.46%, 2/19/2029	125,000	123,070
		882,952
PACKAGING & CONTAINERS — 0.2%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	51,020
PHARMACEUTICALS — 5.2%
AbbVie, Inc. 4.80%, 3/15/2029	354,000	362,241
Becton Dickinson & Co. 5.08%, 6/7/2029	140,000	143,996
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	245,000	238,782
Cardinal Health, Inc. 5.00%, 11/15/2029	195,000	199,700
CVS Health Corp.:
3.25%, 8/15/2029	150,000	143,481
5.40%, 6/1/2029	100,000	103,320
Merck & Co., Inc. 3.40%, 3/7/2029	110,000	107,881
		1,299,401
PIPELINES — 5.6%
Cheniere Energy Partners LP 4.50%, 10/1/2029	120,000	119,722
Enbridge, Inc. 5.30%, 4/5/2029	95,000	97,984
Energy Transfer LP 5.25%, 7/1/2029	135,000	139,116
Enterprise Products Operating LLC 3.13%, 7/31/2029	100,000	96,324
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	96,098
4.35%, 3/15/2029	125,000	124,750

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	$80,000	$77,124
Targa Resources Corp. 6.15%, 3/1/2029	95,000	100,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.88%, 1/15/2029	533,000	543,404
		1,394,817
REAL ESTATE INVESTMENT TRUSTS — 5.9%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029 (a)	125,000	125,495
American Homes 4 Rent LP 4.90%, 2/15/2029	290,000	295,229
American Tower Corp. 3.80%, 8/15/2029	340,000	333,006
COPT Defense Properties LP 2.00%, 1/15/2029 (a)	70,000	64,654
EPR Properties 3.75%, 8/15/2029	110,000	105,617
Equinix, Inc. 3.20%, 11/18/2029	105,000	100,303
Essex Portfolio LP 4.00%, 3/1/2029	100,000	99,026
Extra Space Storage LP 4.00%, 6/15/2029	54,000	53,446
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	185,000	175,454
Regency Centers LP 2.95%, 9/15/2029 (a)	120,000	114,410
		1,466,640
RETAIL — 4.5%
Genuine Parts Co. 4.95%, 8/15/2029	358,000	365,224
Home Depot, Inc. 4.75%, 6/25/2029	320,000	327,718
Lowe's Cos., Inc.:
3.65%, 4/5/2029 (a)	235,000	230,836
6.50%, 3/15/2029	195,000	210,532
		1,134,310
SEMICONDUCTORS — 4.4%
Broadcom, Inc. 5.05%, 7/12/2029	395,000	406,075
Intel Corp. 4.00%, 8/5/2029	157,000	154,664
Micron Technology, Inc. 6.75%, 11/1/2029	220,000	238,698
TSMC Arizona Corp. 4.13%, 4/22/2029	300,000	300,894
		1,100,331
SOFTWARE — 3.4%
Adobe, Inc. 4.80%, 4/4/2029	65,000	66,832
Security Description	Principal Amount	Value
Cadence Design Systems, Inc. 4.30%, 9/10/2029	$220,000	$221,254
Fiserv, Inc. 3.50%, 7/1/2029	195,000	189,199
Oracle Corp. 6.15%, 11/9/2029 (a)	74,000	79,078
Paychex, Inc. 5.10%, 4/15/2030	65,000	66,886
Roper Technologies, Inc. 4.50%, 10/15/2029 (a)	90,000	90,727
Synopsys, Inc. 4.85%, 4/1/2030	65,000	66,305
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	80,000	83,014
		863,295
TELECOMMUNICATIONS — 5.0%
AT&T, Inc. 4.35%, 3/1/2029	370,000	371,502
Cisco Systems, Inc. 4.85%, 2/26/2029	175,000	179,723
T-Mobile USA, Inc.:
3.38%, 4/15/2029	316,000	306,182
4.85%, 1/15/2029	134,000	136,652
Verizon Communications, Inc.:
3.88%, 2/8/2029	104,000	103,247
4.02%, 12/3/2029	163,000	161,660
		1,258,966
TRANSPORTATION — 1.4%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	200,000	190,038
Union Pacific Corp. 3.70%, 3/1/2029	70,000	69,141
United Parcel Service, Inc. 3.40%, 3/15/2029	95,000	93,233
		352,412
TOTAL CORPORATE BONDS & NOTES (Cost $24,189,070)		24,612,294
Shares
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	162,957	162,957

See accompanying notes to financial statements.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,864,200	$1,864,200
TOTAL SHORT-TERM INVESTMENTS (Cost $2,027,157)		2,027,157
TOTAL INVESTMENTS — 106.3% (Cost $26,216,227)		26,639,451
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(1,580,048)
NET ASSETS — 100.0%		$25,059,403
(a)	All or a portion of the shares of the security are on loan at August 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$24,612,294	$—	$24,612,294
Short-Term Investments	2,027,157	—	—	2,027,157
TOTAL INVESTMENTS	$2,027,157	$24,612,294	$—	$26,639,451

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$1,306,378	$1,143,421	$—	$—	162,957	$162,957	$4,603
State Street Navigator Securities Lending Portfolio II	—	—	5,165,473	3,301,273	—	—	1,864,200	1,864,200	465
Total		$—	$6,471,851	$4,444,694	$—	$—		$2,027,157	$5,068
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$11,000	$11,083
AEROSPACE & DEFENSE — 3.6%
Boeing Co. 5.15%, 5/1/2030	349,000	357,662
Northrop Grumman Corp. 4.40%, 5/1/2030	397,000	400,109
		757,771
AGRICULTURE — 4.2%
BAT Capital Corp. 6.34%, 8/2/2030	263,000	283,832
Philip Morris International, Inc.:
5.13%, 2/15/2030	204,000	210,987
5.50%, 9/7/2030	378,000	398,099
		892,918
APPAREL — 0.4%
NIKE, Inc. 2.85%, 3/27/2030 (a)	27,000	25,624
Tapestry, Inc. 5.10%, 3/11/2030	66,000	67,436
		93,060
AUTO MANUFACTURERS — 1.8%
General Motors Financial Co., Inc.:
3.60%, 6/21/2030	100,000	94,957
5.85%, 4/6/2030	165,000	172,410
Hyundai Capital America 6.20%, 9/21/2030 (b)	100,000	106,773
		374,140
BANKS — 9.6%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (c)	260,000	240,456
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (c)	183,000	182,522
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	277,000	272,261
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	228,000	233,378
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (c)	176,000	181,433
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	228,000	229,660
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	205,000	198,266
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (c)	247,000	253,975
Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	$258,000	$258,895
		2,050,846
BEVERAGES — 2.5%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	331,000	322,103
Constellation Brands, Inc. 2.88%, 5/1/2030	225,000	210,483
		532,586
BIOTECHNOLOGY — 2.9%
Amgen, Inc. 5.25%, 3/2/2030	324,000	335,528
Gilead Sciences, Inc. 1.65%, 10/1/2030	271,000	239,412
Royalty Pharma PLC 2.20%, 9/2/2030	55,000	49,216
		624,156
CHEMICALS — 0.8%
Ecolab, Inc. 4.80%, 3/24/2030	75,000	77,145
EIDP, Inc. 2.30%, 7/15/2030 (a)	56,000	51,422
Nutrien Ltd. 2.95%, 5/13/2030	55,000	51,745
		180,312
COMMERCIAL SERVICES — 0.5%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	40,000	34,944
Block Financial LLC 3.88%, 8/15/2030	70,000	67,223
		102,167
COMPUTERS — 1.3%
Apple, Inc. 1.25%, 8/20/2030	65,000	57,059
Leidos, Inc. 4.38%, 5/15/2030	210,000	208,912
		265,971
CONSTRUCTION MATERIALS — 1.8%
Carrier Global Corp. 2.72%, 2/15/2030	405,000	380,295
COSMETICS/PERSONAL CARE — 2.3%
Kenvue, Inc. 5.00%, 3/22/2030	483,000	499,209
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Air Lease Corp. 3.13%, 12/1/2030	82,000	76,629
Charles Schwab Corp. 4.63%, 3/22/2030	105,000	107,261

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	$166,000	$163,893
		347,783
ELECTRIC — 5.0%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030 (a)	162,000	145,904
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	91,000	88,172
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	143,000	137,258
Duke Energy Corp. 2.45%, 6/1/2030	119,000	109,403
Edison International 6.25%, 3/15/2030	100,000	104,016
Exelon Corp. 4.05%, 4/15/2030	109,000	107,809
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	50,000	44,901
2.65%, 3/1/2030	46,000	42,678
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	49,000	45,936
Pacific Gas & Electric Co. 4.55%, 7/1/2030	100,000	99,043
Southern Co. Series A, 3.70%, 4/30/2030	148,000	144,208
		1,069,328
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co. 1.95%, 10/15/2030	74,000	66,700
ELECTRONICS — 1.1%
Honeywell International, Inc. 4.70%, 2/1/2030	221,000	225,356
FOOD — 1.1%
Campbell's Co. 2.38%, 4/24/2030	89,000	81,329
Kroger Co. 2.20%, 5/1/2030 (a)	55,000	50,248
Mars, Inc. 4.80%, 3/1/2030 (b)	93,000	94,783
		226,360
HEALTH CARE PRODUCTS — 0.6%
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	15,000	13,781
Stryker Corp. 1.95%, 6/15/2030	76,000	68,513
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	34,587
		116,881
HEALTH CARE SERVICES — 3.5%
Centene Corp. 3.00%, 10/15/2030	125,000	110,522
HCA, Inc. 3.50%, 9/1/2030	285,000	271,753
Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.30%, 2/15/2030	$342,000	$355,677
		737,952
INSURANCE — 3.3%
Allstate Corp. 1.45%, 12/15/2030	71,000	61,097
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	247,000	225,284
Lincoln National Corp. 3.05%, 1/15/2030 (a)	253,000	240,471
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	50,000	50,874
Progressive Corp. 3.20%, 3/26/2030	46,000	44,264
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030	91,000	83,793
		705,783
INTERNET — 1.9%
Alphabet, Inc. 4.00%, 5/15/2030	55,000	55,319
Amazon.com, Inc. 1.50%, 6/3/2030	243,000	216,970
Meta Platforms, Inc. 4.80%, 5/15/2030	124,000	127,987
		400,276
INVESTMENT COMPANY SECURITIES — 1.4%
ARES Capital Corp. 5.50%, 9/1/2030	100,000	101,292
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (b)	200,000	204,812
		306,104
IRON/STEEL — 0.4%
Vale Overseas Ltd. 3.75%, 7/8/2030	100,000	95,277
IT SERVICES — 0.3%
Apple, Inc. 4.15%, 5/10/2030 (a)	55,000	55,711
LODGING — 1.1%
Sands China Ltd. 4.38%, 6/18/2030	230,000	224,321
MACHINERY-DIVERSIFIED — 0.4%
Flowserve Corp. 3.50%, 10/1/2030	98,000	93,231
MEDIA — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	246,000	221,427
Discovery Communications LLC 3.63%, 5/15/2030	201,000	181,270

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Fox Corp. 3.50%, 4/8/2030 (a)	$125,000	$120,849
Paramount Global 7.88%, 7/30/2030	9,000	10,159
		533,705
MINING — 0.8%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	46,000	46,076
Glencore Funding LLC 2.50%, 9/1/2030 (a) (b)	146,000	133,041
		179,117
OFFICE & BUSINESS EQUIPMENT — 0.8%
CDW LLC/CDW Finance Corp. 5.10%, 3/1/2030	160,000	162,808
OIL & GAS — 6.6%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	160,000	142,226
Chevron Corp. 2.24%, 5/11/2030 (a)	93,000	85,743
Diamondback Energy, Inc. 5.15%, 1/30/2030	321,000	329,837
Exxon Mobil Corp. 2.61%, 10/15/2030	107,000	99,764
Occidental Petroleum Corp. 6.63%, 9/1/2030	64,000	68,085
Ovintiv, Inc. 8.13%, 9/15/2030	71,000	81,331
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	383,000	342,881
2.15%, 1/15/2031	46,000	41,273
Shell Finance U.S., Inc. 2.75%, 4/6/2030	91,000	85,952
TotalEnergies Capital International SA 2.83%, 1/10/2030 (a)	133,000	127,111
		1,404,203
OIL & GAS SERVICES — 0.3%
Halliburton Co. 2.92%, 3/1/2030	18,000	16,927
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (b)	46,000	42,851
		59,778
PACKAGING & CONTAINERS — 0.6%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	50,000	45,994
Sonoco Products Co. 3.13%, 5/1/2030	96,000	90,357
		136,351
PHARMACEUTICALS — 4.7%
AbbVie, Inc. 4.95%, 3/15/2031	121,000	124,925
Security Description	Principal Amount	Value
Astrazeneca Finance LLC 4.90%, 3/3/2030	$122,000	$125,936
Becton Dickinson & Co. 2.82%, 5/20/2030	93,000	87,038
CVS Health Corp. 5.13%, 2/21/2030	217,000	222,097
Eli Lilly & Co. 4.75%, 2/12/2030	150,000	154,264
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	216,000	220,048
Viatris, Inc. 2.70%, 6/22/2030	70,000	62,888
		997,196
PIPELINES — 5.7%
Energy Transfer LP 6.40%, 12/1/2030	349,000	377,527
Enterprise Products Operating LLC 2.80%, 1/31/2030	257,000	242,521
ONEOK, Inc.:
3.10%, 3/15/2030	32,000	30,158
5.80%, 11/1/2030	111,000	116,741
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	180,000	180,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	259,000	264,084
		1,211,591
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	233,000	236,586
Essex Portfolio LP 3.00%, 1/15/2030	201,000	189,943
Extra Space Storage LP 5.50%, 7/1/2030	161,000	168,193
Federal Realty OP LP 3.50%, 6/1/2030	71,000	68,367
		663,089
RETAIL — 4.5%
AutoNation, Inc. 4.75%, 6/1/2030	75,000	75,281
AutoZone, Inc. 4.00%, 4/15/2030	150,000	147,924
Genuine Parts Co. 1.88%, 11/1/2030	46,000	40,401
Lowe's Cos., Inc. 4.50%, 4/15/2030	83,000	84,108
McDonald's Corp. Series MTN, 3.60%, 7/1/2030	294,000	286,691
Target Corp. 2.35%, 2/15/2030	262,000	243,720

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Tractor Supply Co. 1.75%, 11/1/2030	$88,000	$77,144
		955,269
SEMICONDUCTORS — 5.8%
Broadcom, Inc.:
4.15%, 11/15/2030	354,000	350,513
4.35%, 2/15/2030	35,000	35,059
Intel Corp. 5.13%, 2/10/2030 (a)	183,000	187,456
Marvell Technology, Inc. 4.75%, 7/15/2030	50,000	50,471
Micron Technology, Inc. 4.66%, 2/15/2030	389,000	391,209
Xilinx, Inc. 2.38%, 6/1/2030	225,000	208,231
		1,222,939
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	71,000	70,066
SOFTWARE — 1.4%
Intuit, Inc. 1.65%, 7/15/2030 (a)	55,000	48,955
Oracle Corp. 4.65%, 5/6/2030	94,000	95,238
Paychex, Inc. 5.10%, 4/15/2030	90,000	92,612
Synopsys, Inc. 4.85%, 4/1/2030	59,000	60,184
		296,989
TELECOMMUNICATIONS — 5.4%
AT&T, Inc. 4.30%, 2/15/2030	359,000	359,108
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	240,000	283,934
T-Mobile USA, Inc. 3.88%, 4/15/2030	364,000	356,461
Verizon Communications, Inc. 3.15%, 3/22/2030 (a)	164,000	156,545
		1,156,048
TRANSPORTATION — 1.3%
CSX Corp. 2.40%, 2/15/2030	56,000	52,052
Norfolk Southern Corp. 5.05%, 8/1/2030	70,000	72,543
Union Pacific Corp. 2.40%, 2/5/2030	75,000	69,862
Security Description	Principal Amount	Value
United Parcel Service, Inc. 4.45%, 4/1/2030	$74,000	$75,248
		269,705
TOTAL CORPORATE BONDS & NOTES (Cost $20,316,841)		20,754,431
	Shares
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	283,471	283,471
State Street Navigator Securities Lending Portfolio II (f) (g)	1,076,755	1,076,755
TOTAL SHORT-TERM INVESTMENTS (Cost $1,360,226)		1,360,226
TOTAL INVESTMENTS — 104.0% (Cost $21,677,067)		22,114,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(842,639)
NET ASSETS — 100.0%		$21,272,018
(a)	All or a portion of the shares of the security are on loan at August 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$20,754,431	$—	$20,754,431
Short-Term Investments	1,360,226	—	—	1,360,226
TOTAL INVESTMENTS	$1,360,226	$20,754,431	$—	$22,114,657

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$2,019,317	$1,735,846	$—	$—	283,471	$283,471	$4,538
State Street Navigator Securities Lending Portfolio II	—	—	3,602,815	2,526,060	—	—	1,076,755	1,076,755	359
Total		$—	$5,622,132	$4,261,906	$—	$—		$1,360,226	$4,897
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 3.3%
Boeing Co. 6.39%, 5/1/2031	$65,000	$70,566
Howmet Aerospace, Inc. 4.85%, 10/15/2031 (a)	50,000	51,139
L3Harris Technologies, Inc. 5.25%, 6/1/2031	40,000	41,536
RTX Corp. 6.00%, 3/15/2031	40,000	43,211
		206,452
AGRICULTURE — 4.2%
BAT Capital Corp. 5.83%, 2/20/2031	70,000	74,041
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	54,829
Philip Morris International, Inc. 5.13%, 2/13/2031	130,000	134,210
		263,080
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,525
Ford Motor Co. 3.25%, 2/12/2032	75,000	64,264
General Motors Financial Co., Inc. 5.60%, 6/18/2031	120,000	123,798
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	41,473
		250,060
BANKS — 5.7%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	90,703
Bank of Montreal 5.51%, 6/4/2031	50,000	52,580
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (b)	60,000	53,881
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (b)	60,000	54,153
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	15,000	15,463
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	100,000	90,449
		357,229
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,233
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.5%
Illumina, Inc. 2.55%, 3/23/2031	$50,000	$44,537
Royalty Pharma PLC 2.15%, 9/2/2031	60,000	52,153
		96,690
COMMERCIAL SERVICES — 0.7%
Equifax, Inc. 2.35%, 9/15/2031	50,000	44,087
COMPUTERS — 0.7%
Leidos, Inc. 2.30%, 2/15/2031	50,000	44,462
CONSTRUCTION MATERIALS — 0.8%
Carrier Global Corp. 2.70%, 2/15/2031 (a)	55,000	50,575
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	50,000	51,423
Charles Schwab Corp. 2.30%, 5/13/2031	125,000	112,424
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	75,000	66,308
Mastercard, Inc. 2.00%, 11/18/2031	25,000	21,964
		252,119
ELECTRIC — 9.0%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	51,000	46,410
CenterPoint Energy, Inc. 2.65%, 6/1/2031	75,000	67,793
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	45,937
Duke Energy Florida LLC 2.40%, 12/15/2031	75,000	67,163
Pacific Gas & Electric Co. 3.25%, 6/1/2031	75,000	68,777
PacifiCorp 5.30%, 2/15/2031	90,000	93,382
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	90,000	79,791
Southern California Edison Co. 5.45%, 6/1/2031	50,000	51,725
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	44,168
		565,146
ELECTRONICS — 1.2%
Honeywell International, Inc. 4.95%, 9/1/2031	50,000	51,541
Vontier Corp. 2.95%, 4/1/2031	30,000	27,309
		78,850

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
FOOD — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	$80,000	$75,363
HEALTH CARE PRODUCTS — 2.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	40,376
Revvity, Inc. 2.55%, 3/15/2031	45,000	40,160
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031 (a)	30,000	26,469
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	55,000	49,167
		156,172
HEALTH CARE SERVICES — 3.1%
Centene Corp. 2.63%, 8/1/2031	65,000	55,125
HCA, Inc. 5.45%, 4/1/2031	60,000	62,282
Humana, Inc. 5.38%, 4/15/2031	25,000	25,752
UnitedHealth Group, Inc. 4.90%, 4/15/2031	50,000	51,162
		194,321
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	80,000	70,434
INSURANCE — 4.1%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	90,000	79,640
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	80,475
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	35,542
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,661
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	35,249
		254,567
INTERNET — 0.4%
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	24,043
INVESTMENT COMPANY SECURITIES — 0.7%
ARES Capital Corp. 3.20%, 11/15/2031	50,000	44,549
IT SERVICES — 1.5%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	50,379
Leidos, Inc. 5.40%, 3/15/2032	40,000	41,324
		91,703
Security Description	Principal Amount	Value
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	$50,000	$50,849
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	55,000	57,439
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	41,234
		98,673
MEDIA — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	80,000	72,009
Comcast Corp. 1.95%, 1/15/2031	20,000	17,715
Paramount Global 4.95%, 1/15/2031	25,000	24,849
Walt Disney Co. 2.65%, 1/13/2031	30,000	27,875
		142,448
MINING — 0.7%
Glencore Funding LLC 2.85%, 4/27/2031 (c)	50,000	45,579
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	23,287
OIL & GAS — 4.0%
Diamondback Energy, Inc. 3.13%, 3/24/2031	60,000	55,598
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	83,639
Ovintiv, Inc. 7.38%, 11/1/2031	60,000	66,437
Pioneer Natural Resources Co. 2.15%, 1/15/2031	50,000	44,863
		250,537
PACKAGING & CONTAINERS — 2.0%
Berry Global, Inc. 5.80%, 6/15/2031	95,000	100,537
WestRock MWV LLC 7.95%, 2/15/2031	20,000	23,215
		123,752
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.95%, 3/15/2031	150,000	154,866
Astrazeneca Finance LLC 4.90%, 2/26/2031	40,000	41,339
Becton Dickinson & Co. 1.96%, 2/11/2031	25,000	21,975
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,739

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Cencora, Inc. 2.70%, 3/15/2031	$20,000	$18,288
CVS Health Corp.:
1.88%, 2/28/2031	30,000	25,974
5.55%, 6/1/2031	35,000	36,547
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	39,715
		365,443
PIPELINES — 4.4%
Cheniere Energy Partners LP 4.00%, 3/1/2031	60,000	57,842
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	48,457
ONEOK, Inc. 6.35%, 1/15/2031	50,000	53,655
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	79,678
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	36,160
		275,792
REAL ESTATE INVESTMENT TRUSTS — 9.1%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	80,000	74,661
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	35,345
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	22,164
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	36,043
Crown Castle, Inc. 2.50%, 7/15/2031	40,000	35,404
Essex Portfolio LP 2.55%, 6/15/2031	30,000	26,793
Extra Space Storage LP 5.90%, 1/15/2031	125,000	132,678
Highwoods Realty LP 2.60%, 2/1/2031	40,000	35,121
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	55,920
Kimco Realty OP LLC 2.25%, 12/1/2031	50,000	43,868
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	22,120
Tanger Properties LP 2.75%, 9/1/2031	20,000	17,889
Ventas Realty LP 2.50%, 9/1/2031	40,000	35,645
		573,651
RETAIL — 3.1%
AutoNation, Inc. 2.40%, 8/1/2031	75,000	65,322
Security Description	Principal Amount	Value
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	$60,000	$54,530
Lowe's Cos., Inc. 2.63%, 4/1/2031	50,000	45,524
Starbucks Corp. 4.90%, 2/15/2031 (a)	30,000	30,863
		196,239
SEMICONDUCTORS — 5.3%
Broadcom, Inc. 5.15%, 11/15/2031	150,000	155,052
Intel Corp. 5.00%, 2/21/2031	50,000	50,953
Micron Technology, Inc. 5.30%, 1/15/2031	125,000	128,911
		334,916
SOFTWARE — 2.6%
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,715
Oracle Corp. 2.88%, 3/25/2031	75,000	68,780
Salesforce, Inc. 1.95%, 7/15/2031	75,000	66,426
		160,921
TELECOMMUNICATIONS — 5.5%
AT&T, Inc. 2.75%, 6/1/2031	140,000	128,012
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	51,749
T-Mobile USA, Inc. 3.50%, 4/15/2031	120,000	113,592
Verizon Communications, Inc. 2.55%, 3/21/2031	60,000	54,412
		347,765
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	31,014
TOTAL CORPORATE BONDS & NOTES (Cost $6,086,757)		6,151,001
Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	61,370	61,370

See accompanying notes to financial statements.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	206,990	$206,990
TOTAL SHORT-TERM INVESTMENTS (Cost $268,360)		268,360
TOTAL INVESTMENTS — 102.3% (Cost $6,355,117)		6,419,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(145,986)
NET ASSETS — 100.0%		$6,273,375
(a)	All or a portion of the shares of the security are on loan at August 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,151,001	$—	$6,151,001
Short-Term Investments	268,360	—	—	268,360
TOTAL INVESTMENTS	$268,360	$6,151,001	$—	$6,419,361

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$852,169	$790,799	$—	$—	61,370	$61,370	$2,141
State Street Navigator Securities Lending Portfolio II	—	—	1,229,175	1,022,185	—	—	206,990	206,990	83
Total		$—	$2,081,344	$1,812,984	$—	$—		$268,360	$2,224
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
AGRICULTURE — 3.5%
BAT Capital Corp. 5.35%, 8/15/2032	$75,000	$77,192
Philip Morris International, Inc. 5.75%, 11/17/2032	130,000	137,561
		214,753
AUTO MANUFACTURERS — 2.4%
Ford Motor Co. 6.10%, 8/19/2032	70,000	70,702
General Motors Co. 5.60%, 10/15/2032	75,000	77,042
		147,744
BANKS — 8.8%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	74,230
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	100,000	100,347
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	100,000	90,967
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	50,037
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	75,000	74,607
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	75,000	67,590
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	100,000	92,216
		549,994
BEVERAGES — 1.1%
Constellation Brands, Inc. 4.75%, 5/9/2032 (b)	67,000	66,915
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 3.35%, 2/22/2032	40,000	37,271
CHEMICALS — 0.7%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	43,526
COMPUTERS — 0.8%
Apple, Inc. 3.35%, 8/8/2032 (b)	55,000	52,148
DISTRIBUTION & WHOLESALE — 0.4%
LKQ Corp. 6.25%, 6/15/2033 (b)	25,000	26,425
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032 (b)	$105,000	$94,120
Capital One Financial Corp. 6.70%, 11/29/2032	30,000	33,004
Charles Schwab Corp. 2.90%, 3/3/2032 (b)	60,000	54,357
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	55,000	47,219
		228,700
ELECTRIC — 11.5%
AEP Texas, Inc. 4.70%, 5/15/2032	105,000	104,296
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	80,000	78,995
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	68,960
Duke Energy Corp. 4.50%, 8/15/2032	100,000	98,675
Exelon Corp. 3.35%, 3/15/2032	100,000	92,886
Georgia Power Co. 4.70%, 5/15/2032	50,000	50,287
Pacific Gas & Electric Co. 5.90%, 6/15/2032	50,000	52,049
Southern California Edison Co. 5.95%, 11/1/2032	80,000	84,121
Southern Co. 5.70%, 10/15/2032	80,000	84,339
		714,608
ELECTRICAL COMPONENTS & EQUIPMENT — 0.9%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	54,605
ELECTRONICS — 0.8%
Honeywell International, Inc. 4.75%, 2/1/2032	50,000	50,763
ENTERTAINMENT — 1.1%
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	76,000	65,569
ENVIRONMENTAL CONTROL — 0.4%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	23,054
FOOD — 1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 5/15/2032	130,000	115,019
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,662
HEALTH CARE SERVICES — 1.8%
HCA, Inc. 3.63%, 3/15/2032	55,000	51,110

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 4.20%, 5/15/2032	$65,000	$63,364
		114,474
HOUSEHOLD PRODUCTS & WARES — 1.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	105,000	110,821
INSURANCE — 4.4%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	47,757
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	99,377
Lincoln National Corp. 3.40%, 3/1/2032	80,000	73,154
Progressive Corp. 6.25%, 12/1/2032	50,000	55,293
		275,581
INTERNET — 2.1%
Amazon.com, Inc. 4.70%, 12/1/2032	130,000	132,900
IRON/STEEL — 2.1%
ArcelorMittal SA 6.80%, 11/29/2032	80,000	88,514
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	42,144
		130,658
IT SERVICES — 1.1%
Leidos, Inc. 5.40%, 3/15/2032	40,000	41,323
NetApp, Inc. 5.50%, 3/17/2032	25,000	25,882
		67,205
LEISURE TIME — 0.8%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	50,849
LODGING — 0.7%
Hyatt Hotels Corp. 5.75%, 3/30/2032 (b)	40,000	41,470
MACHINERY-DIVERSIFIED — 1.1%
Flowserve Corp. 2.80%, 1/15/2032	80,000	70,166
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	105,000	98,762
MINING — 0.9%
Glencore Funding LLC 2.63%, 9/23/2031 (c)	60,000	53,533
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.00%, 11/2/2032	25,000	24,247
Security Description	Principal Amount	Value
OIL & GAS — 1.8%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	$55,000	$49,550
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	65,386
		114,936
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032	80,000	71,295
WRKCo, Inc. 4.20%, 6/1/2032	50,000	48,361
		119,656
PHARMACEUTICALS — 3.5%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	102,481
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	45,590
Zoetis, Inc. 5.60%, 11/16/2032	65,000	68,828
		216,899
PIPELINES — 4.0%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	72,403
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	49,441
ONEOK, Inc. 6.10%, 11/15/2032	75,000	79,697
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	50,000	47,034
		248,575
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	55,000	46,097
American Homes 4 Rent LP 3.63%, 4/15/2032 (b)	50,000	46,480
American Tower Corp. 4.05%, 3/15/2032 (b)	105,000	101,122
Extra Space Storage LP 2.35%, 3/15/2032	80,000	68,783
Simon Property Group LP 2.65%, 2/1/2032	80,000	71,258
		333,740
RETAIL — 5.1%
AutoNation, Inc. 3.85%, 3/1/2032	25,000	23,258
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	125,000	113,605
Genuine Parts Co. 2.75%, 2/1/2032	100,000	88,289
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	66,455

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Starbucks Corp. 3.00%, 2/14/2032	$30,000	$27,394
		319,001
SEMICONDUCTORS — 8.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (b)	130,000	126,394
Broadcom, Inc. 4.30%, 11/15/2032	200,000	194,792
Intel Corp. 4.00%, 12/15/2032	50,000	46,942
Micron Technology, Inc.:
2.70%, 4/15/2032	100,000	87,954
5.65%, 11/1/2032	35,000	36,556
QUALCOMM, Inc. 4.25%, 5/20/2032	20,000	19,873
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	23,787
		536,298
SOFTWARE — 2.9%
Oracle Corp. 6.25%, 11/9/2032	100,000	108,006
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	71,522
		179,528
TELECOMMUNICATIONS — 5.5%
AT&T, Inc. 2.25%, 2/1/2032	130,000	112,563
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	115,158
Verizon Communications, Inc. 2.36%, 3/15/2032	130,000	112,840
		340,561
TRANSPORTATION — 0.7%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	45,530
TRUCKING & LEASING — 0.4%
GATX Corp. 3.50%, 6/1/2032	25,000	23,003
TOTAL CORPORATE BONDS & NOTES (Cost $6,064,388)		6,065,149

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	82,583	$82,583
State Street Navigator Securities Lending Portfolio II (f) (g)	574,158	574,158
TOTAL SHORT-TERM INVESTMENTS (Cost $656,741)		656,741
TOTAL INVESTMENTS — 108.1% (Cost $6,721,129)		6,721,890
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(502,194)
NET ASSETS — 100.0%		$6,219,696
(a)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,065,149	$—	$6,065,149
Short-Term Investments	656,741	—	—	656,741
TOTAL INVESTMENTS	$656,741	$6,065,149	$—	$6,721,890

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$822,753	$740,170	$—	$—	82,583	$82,583	$3,678
State Street Navigator Securities Lending Portfolio II	—	—	2,211,153	1,636,995	—	—	574,158	574,158	126
Total		$—	$3,033,906	$2,377,165	$—	$—		$656,741	$3,804
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 0.8%
L3Harris Technologies, Inc. 5.40%, 7/31/2033	$50,000	$51,573
AGRICULTURE — 2.4%
Philip Morris International, Inc. 5.38%, 2/15/2033	145,000	150,105
AUTO MANUFACTURERS — 0.9%
General Motors Financial Co., Inc. 6.40%, 1/9/2033	50,000	52,967
BANKS — 5.7%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (a)	100,000	102,495
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	50,000	45,483
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	50,037
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a)	100,000	103,281
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a)	50,000	49,454
		350,750
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	50,000	55,861
BIOTECHNOLOGY — 1.7%
Amgen, Inc. 5.25%, 3/2/2033	100,000	102,606
CHEMICALS — 1.7%
Dow Chemical Co. 6.30%, 3/15/2033	50,000	53,543
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	52,032
		105,575
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.75%, 4/1/2033	80,000	84,438
COMPUTERS — 1.7%
Leidos, Inc. 5.75%, 3/15/2033	100,000	104,766
COSMETICS/PERSONAL CARE — 0.8%
Kenvue, Inc. 4.90%, 3/22/2033	50,000	50,795
DISTRIBUTION & WHOLESALE — 0.9%
LKQ Corp. 6.25%, 6/15/2033	50,000	52,850
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Apollo Global Management, Inc. 6.38%, 11/15/2033	$100,000	$109,724
Capital One Financial Corp. 6.70%, 11/29/2032	25,000	27,503
		137,227
ELECTRIC — 16.0%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	101,989
Constellation Energy Generation LLC 5.80%, 3/1/2033	95,000	100,971
DTE Electric Co. 5.20%, 4/1/2033	100,000	103,518
Duke Energy Florida LLC 5.88%, 11/15/2033	140,000	150,053
Exelon Corp. 5.30%, 3/15/2033	140,000	144,343
Georgia Power Co. 4.95%, 5/17/2033	80,000	81,002
National Grid PLC 5.81%, 6/12/2033	140,000	148,235
Pacific Gas & Electric Co. 6.40%, 6/15/2033	50,000	53,085
Southern Co. 5.20%, 6/15/2033	105,000	107,202
		990,398
ENVIRONMENTAL CONTROL — 0.8%
Waste Connections, Inc. 4.20%, 1/15/2033	50,000	48,587
FOOD — 2.7%
Campbell's Co. 5.40%, 3/21/2034	75,000	76,104
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	75,000	77,608
Pilgrim's Pride Corp. 6.25%, 7/1/2033	15,000	15,821
		169,533
HEALTH CARE PRODUCTS — 0.4%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	25,000	25,731
HEALTH CARE SERVICES — 1.7%
HCA, Inc. 5.50%, 6/1/2033	50,000	51,429
UnitedHealth Group, Inc. 5.35%, 2/15/2033	50,000	51,695
		103,124
HOUSEHOLD PRODUCTS & WARES — 0.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	50,000	52,772

See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
INSURANCE — 5.5%
Allstate Corp. 5.35%, 6/1/2033	$25,000	$25,896
American International Group, Inc. 5.13%, 3/27/2033 (b)	85,000	86,758
Arthur J Gallagher & Co. 5.50%, 3/2/2033	50,000	51,694
Corebridge Financial, Inc. 6.05%, 9/15/2033	120,000	127,138
Progressive Corp. 4.95%, 6/15/2033	25,000	25,454
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	25,000	26,869
		343,809
IRON/STEEL — 1.9%
Vale Overseas Ltd. 6.13%, 6/12/2033	110,000	115,896
MACHINERY-DIVERSIFIED — 1.6%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	95,000	100,095
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	75,000	70,544
Comcast Corp. 4.80%, 5/15/2033	25,000	25,030
Fox Corp. 6.50%, 10/13/2033	65,000	70,718
Paramount Global 5.50%, 5/15/2033	10,000	9,873
		176,165
MINING — 0.8%
Glencore Funding LLC 5.70%, 5/8/2033 (c)	50,000	52,205
MISCELLANEOUS MANUFACTURER — 0.8%
Eaton Corp. 4.15%, 3/15/2033	50,000	48,809
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	110,000	110,707
Diamondback Energy, Inc. 6.25%, 3/15/2033	50,000	53,434
Ovintiv, Inc. 6.25%, 7/15/2033	50,000	52,025
		216,166
OIL & GAS SERVICES — 1.5%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (c)	95,000	94,742
PHARMACEUTICALS — 7.0%
AbbVie, Inc. 5.05%, 3/15/2034	75,000	76,398
Security Description	Principal Amount	Value
Becton Dickinson & Co. 5.11%, 2/8/2034	$85,000	$86,022
CVS Health Corp. 5.30%, 6/1/2033	90,000	91,101
Merck & Co., Inc. 6.50%, 12/1/2033	95,000	107,451
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	75,175
		436,147
PIPELINES — 8.4%
Cheniere Energy Partners LP 5.95%, 6/30/2033	50,000	52,367
Enbridge, Inc. 5.70%, 3/8/2033	75,000	78,187
Energy Transfer LP:
5.75%, 2/15/2033	70,000	72,763
6.55%, 12/1/2033	90,000	97,562
Kinder Morgan, Inc. 5.20%, 6/1/2033	50,000	50,582
ONEOK, Inc. 6.05%, 9/1/2033	110,000	115,679
Targa Resources Corp. 6.13%, 3/15/2033	50,000	52,904
		520,044
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	85,000	68,935
American Tower Corp. 5.55%, 7/15/2033	50,000	51,922
COPT Defense Properties LP 2.90%, 12/1/2033	100,000	83,921
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	80,000	82,139
		286,917
RETAIL — 3.1%
AutoZone, Inc. 5.20%, 8/1/2033	50,000	50,971
Genuine Parts Co. 6.88%, 11/1/2033	80,000	89,795
Lowe's Cos., Inc. 5.15%, 7/1/2033	50,000	51,245
		192,011
SEMICONDUCTORS — 6.0%
Broadcom, Inc. 3.42%, 4/15/2033 (c)	100,000	91,079
Intel Corp. 5.20%, 2/10/2033 (b)	50,000	50,347
Marvell Technology, Inc. 5.95%, 9/15/2033	45,000	47,803
Micron Technology, Inc.:
5.65%, 11/1/2032	35,000	36,557

See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
5.88%, 9/15/2033	$140,000	$147,235
		373,021
SOFTWARE — 0.9%
Oracle Corp. 4.90%, 2/6/2033	55,000	54,976
TELECOMMUNICATIONS — 4.1%
AT&T, Inc. 5.40%, 2/15/2034	75,000	77,191
T-Mobile USA, Inc. 5.05%, 7/15/2033	100,000	101,045
Verizon Communications, Inc. 5.05%, 5/9/2033	75,000	76,255
		254,491
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033	50,000	51,022
TOTAL CORPORATE BONDS & NOTES (Cost $6,001,937)		6,006,174
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	109,029	109,029
State Street Navigator Securities Lending Portfolio II (f) (g)	48,528	48,528
TOTAL SHORT-TERM INVESTMENTS (Cost $157,557)		157,557
TOTAL INVESTMENTS — 99.3% (Cost $6,159,494)		6,163,731
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		43,436
NET ASSETS — 100.0%		$6,207,167

(a)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,006,174	$—	$6,006,174
Short-Term Investments	157,557	—	—	157,557
TOTAL INVESTMENTS	$157,557	$6,006,174	$—	$6,163,731
See accompanying notes to financial statements.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$676,946	$567,917	$—	$—	109,029	$109,029	$2,284
State Street Navigator Securities Lending Portfolio II	—	—	982,600	934,072	—	—	48,528	48,528	33
Total		$—	$1,659,546	$1,501,989	$—	$—		$157,557	$2,317
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 2.3%
Boeing Co. 3.60%, 5/1/2034	$55,000	$48,989
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	66,591
RTX Corp. 6.10%, 3/15/2034	50,000	54,269
		169,849
AGRICULTURE — 2.8%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	206,516
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	25,238
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	230,000	235,768
BANKS — 4.9%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	40,000	41,304
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (c)	40,000	41,030
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (c)	50,000	55,498
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (c)	40,000	41,073
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (c)	50,000	51,575
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (c)	75,000	78,185
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (c)	50,000	51,563
		360,228
BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	122,683
BIOTECHNOLOGY — 0.3%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	20,267
CHEMICALS — 1.6%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	72,910
Security Description	Principal Amount	Value
Eastman Chemical Co. 5.63%, 2/20/2034	$45,000	$45,760
		118,670
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	100,000	102,088
CONSTRUCTION MATERIALS — 2.2%
Carrier Global Corp. 5.90%, 3/15/2034	120,000	128,010
Owens Corning 5.70%, 6/15/2034	35,000	36,615
		164,625
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (c)	40,000	46,766
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (c)	50,000	53,274
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	73,811
		173,851
ELECTRIC — 12.8%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	72,010
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	55,945
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	75,924
DTE Electric Co. 5.20%, 3/1/2034	135,000	138,860
Duke Energy Carolinas LLC 4.85%, 1/15/2034	95,000	95,404
Georgia Power Co. 5.25%, 3/15/2034	70,000	71,803
National Grid PLC 5.42%, 1/11/2034	70,000	71,988
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	97,065
PacifiCorp 5.45%, 2/15/2034	70,000	71,141
Southern California Edison Co. 5.20%, 6/1/2034	60,000	59,600
Southern Co. 5.70%, 3/15/2034	130,000	136,259
		945,999
ENVIRONMENTAL CONTROL — 1.1%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	30,799
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	50,725
		81,524

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
FOOD — 4.2%
Campbell's Co. 5.40%, 3/21/2034	$70,000	$71,030
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034	50,000	54,849
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	100,902
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	32,855
Tyson Foods, Inc. 4.88%, 8/15/2034	50,000	49,251
		308,887
HEALTH CARE PRODUCTS — 1.3%
Solventum Corp. 5.60%, 3/23/2034	40,000	41,478
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	56,722
		98,200
HEALTH CARE SERVICES — 2.3%
HCA, Inc.:
5.45%, 9/15/2034	60,000	60,719
5.75%, 3/1/2035	30,000	30,879
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	81,212
		172,810
INSURANCE — 6.0%
Arch Capital Group Ltd. 7.35%, 5/1/2034	60,000	69,356
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	102,814
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	71,842
Corebridge Financial, Inc. 5.75%, 1/15/2034	80,000	83,593
Lincoln National Corp. 5.85%, 3/15/2034	45,000	46,692
MetLife, Inc. 5.30%, 12/15/2034	70,000	72,057
		446,354
INTERNET — 4.0%
Alphabet, Inc. 4.50%, 5/15/2035	100,000	99,164
Amazon.com, Inc. 4.80%, 12/5/2034 (b)	95,000	97,319
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	25,388
Meta Platforms, Inc. 4.75%, 8/15/2034	75,000	75,338
		297,209
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	57,911
Security Description	Principal Amount	Value
IT SERVICES — 0.7%
Leidos, Inc. 5.50%, 3/15/2035	$50,000	$51,127
LODGING — 1.0%
Las Vegas Sands Corp. 6.20%, 8/15/2034	70,000	72,461
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp. 5.80%, 3/21/2034	40,000	41,157
Ingersoll Rand, Inc. 5.45%, 6/15/2034	20,000	20,675
		61,832
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	111,340
MINING — 1.0%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	51,323
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	25,458
		76,781
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	40,566
OIL & GAS — 4.9%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	100,000	102,062
Devon Energy Corp. 5.20%, 9/15/2034 (b)	50,000	49,007
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	50,515
Occidental Petroleum Corp. 5.55%, 10/1/2034 (b)	55,000	54,725
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	68,440
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	36,410
		361,159
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.65%, 1/15/2034	55,000	57,170
PHARMACEUTICALS — 5.3%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	144,647
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	40,878
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	20,241
CVS Health Corp. 5.70%, 6/1/2034	25,000	25,780

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Eli Lilly & Co. 4.60%, 8/14/2034	$50,000	$49,660
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	111,322
		392,528
PIPELINES — 6.4%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	97,547
Enbridge, Inc. 5.63%, 4/5/2034	95,000	98,008
Energy Transfer LP 5.60%, 9/1/2034	110,000	111,759
Kinder Morgan, Inc. 5.30%, 12/1/2034	40,000	40,238
ONEOK, Inc. 5.05%, 11/1/2034	50,000	48,768
Targa Resources Corp. 6.50%, 3/30/2034	50,000	54,051
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	25,056
		475,427
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	38,406
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	56,203
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	61,125
Extra Space Storage LP 5.40%, 2/1/2034	94,000	95,697
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	57,012
Regency Centers LP 5.25%, 1/15/2034	65,000	66,377
		374,820
RETAIL — 1.4%
AutoNation, Inc. 5.89%, 3/15/2035	35,000	35,795
AutoZone, Inc. 5.40%, 7/15/2034	70,000	72,053
		107,848
SEMICONDUCTORS — 4.7%
Broadcom, Inc. 3.47%, 4/15/2034 (a)	160,000	143,278
Intel Corp. 5.15%, 2/21/2034 (b)	25,000	24,976
KLA Corp. 5.65%, 11/1/2034	30,000	31,787
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	53,114
Micron Technology, Inc. 5.80%, 1/15/2035	90,000	93,037
		346,192
Security Description	Principal Amount	Value
SOFTWARE — 3.0%
Oracle Corp. 4.30%, 7/8/2034	$80,000	$75,744
Paychex, Inc. 5.60%, 4/15/2035	30,000	30,992
Synopsys, Inc. 5.15%, 4/1/2035	40,000	40,325
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	70,000	72,672
		219,733
TELECOMMUNICATIONS — 4.8%
AT&T, Inc. 5.40%, 2/15/2034	100,000	102,922
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	82,146
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	121,256
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	47,685
		354,009
TRANSPORTATION — 0.6%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	46,348
TOTAL CORPORATE BONDS & NOTES (Cost $7,224,939)		7,258,018
	Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (d) (e)	39,240	39,240
State Street Navigator Securities Lending Portfolio II (f) (g)	261,818	261,818
TOTAL SHORT-TERM INVESTMENTS (Cost $301,058)		301,058
TOTAL INVESTMENTS — 102.1% (Cost $7,525,997)		7,559,076
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(156,837)
NET ASSETS — 100.0%		$7,402,239
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,258,018	$—	$7,258,018
Short-Term Investments	301,058	—	—	301,058
TOTAL INVESTMENTS	$301,058	$7,258,018	$—	$7,559,076

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$1,331,060	$1,291,820	$—	$—	39,240	$39,240	$2,799
State Street Navigator Securities Lending Portfolio II	—	—	1,562,950	1,301,132	—	—	261,818	261,818	171
Total		$—	$2,894,010	$2,592,952	$—	$—		$301,058	$2,970
*	Commencement of operations.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$33,304,094	$20,947,116	$25,868,493
Investments in affiliated issuers, at value	614,754	823,411	1,329,179
Total Investments	33,918,848	21,770,527	27,197,672
Dividends receivable — affiliated issuers	1,376	359	632
Interest receivable — unaffiliated issuers	330,944	243,999	338,243
Securities lending income receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — affiliated issuers	285	101	967
TOTAL ASSETS	34,251,453	22,014,986	27,537,514
LIABILITIES
Payable upon return of securities loaned	358,575	715,235	1,175,930
Advisory fee payable	4,309	2,634	3,345
Trustees’ fees and expenses payable	5	15	9
TOTAL LIABILITIES	362,889	717,884	1,179,284
NET ASSETS	$33,888,564	$21,297,102	$26,358,230
NET ASSETS CONSIST OF:
Paid-in capital	$33,744,699	$21,156,587	$25,971,112
Total distributable earnings (loss)	143,865	140,515	387,118
NET ASSETS	$33,888,564	$21,297,102	$26,358,230
NET ASSET VALUE PER SHARE
Net asset value per share	$25.10	$25.06	$25.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,350,000	850,000	1,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$33,231,143	$20,850,332	$25,540,802
Investments in affiliated issuers	614,754	823,411	1,329,179
Total cost of investments	$33,845,897	$21,673,743	$26,869,981
* Includes investments in securities on loan, at value	$351,538	$700,667	$1,230,976
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF

$24,612,294	$20,754,431	$6,151,001	$6,065,149	$6,006,174	$7,258,018
2,027,157	1,360,226	268,360	656,741	157,557	301,058
26,639,451	22,114,657	6,419,361	6,721,890	6,163,731	7,559,076
524	864	201	393	374	113
286,509	235,751	61,588	72,338	92,367	105,770
—	—	—	—	11	—
304	210	28	39	17	54
26,926,788	22,351,482	6,481,178	6,794,660	6,256,500	7,665,013

1,864,200	1,076,755	206,990	574,158	48,528	261,818
3,177	2,695	795	788	787	939
8	14	18	18	18	17
1,867,385	1,079,464	207,803	574,964	49,333	262,774
$25,059,403	$21,272,018	$6,273,375	$6,219,696	$6,207,167	$7,402,239

$24,581,515	$20,788,379	$6,202,260	$6,206,724	$6,189,816	$7,401,555
477,888	483,639	71,115	12,972	17,351	684
$25,059,403	$21,272,018	$6,273,375	$6,219,696	$6,207,167	$7,402,239

$25.06	$25.03	$25.09	$24.88	$24.83	$24.67
1,000,000	850,000	250,000	250,000	250,000	300,000

$24,189,070	$20,316,841	$6,086,757	$6,064,388	$6,001,937	$7,224,939
2,027,157	1,360,226	268,360	656,741	157,557	301,058
$26,216,227	$21,677,067	$6,355,117	$6,721,129	$6,159,494	$7,525,997
$1,901,913	$1,054,312	$202,541	$561,366	$130,813	$255,707

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the period September 24, 2024* through August 31, 2025

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$742,655	$503,209	$687,911
Dividend income — affiliated issuers	7,420	3,918	4,875
Unaffiliated securities lending income	—	—	—
Affiliated securities lending income	639	215	2,844
TOTAL INVESTMENT INCOME (LOSS)	750,714	507,342	695,630
EXPENSES
Advisory fee	24,390	17,204	22,227
Trustees’ fees and expenses	100	92	107
TOTAL EXPENSES	24,490	17,296	22,334
NET INVESTMENT INCOME (LOSS)	$726,224	$490,046	$673,296
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,210	4,914	5,876
In-kind redemptions — unaffiliated issuers	—	—	36,291
Net realized gain (loss)	7,210	4,914	42,167
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	72,951	96,784	327,691
NET REALIZED AND UNREALIZED GAIN (LOSS)	80,161	101,698	369,858
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$806,385	$591,744	$1,043,154

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF

$651,720	$576,652	$253,579	$255,505	$260,105	$306,646
4,603	4,538	2,141	3,678	2,284	2,799
14	—	—	—	12	—
465	359	83	126	33	171
656,802	581,549	255,803	259,309	262,434	309,616

20,721	17,858	8,038	8,063	7,976	9,106
100	96	65	65	64	69
20,821	17,954	8,103	8,128	8,040	9,175
$635,981	$563,595	$247,700	$251,181	$254,394	$300,441

2,573	(3,529)	(14,632)	(11,667)	(8,412)	(56,413)
—	22,486	—	—	—	—
2,573	18,957	(14,632)	(11,667)	(8,412)	(56,413)

423,224	437,590	64,244	761	4,237	33,079
425,797	456,547	49,612	(10,906)	(4,175)	(23,334)
$1,061,778	$1,020,142	$297,312	$240,275	$250,219	$277,107

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA My2026 Corporate Bond ETF	SPDR SSGA My2027 Corporate Bond ETF	SPDR SSGA My2028 Corporate Bond ETF
	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$726,224	$490,046	$673,296
Net realized gain (loss)	7,210	4,914	42,167
Net change in unrealized appreciation/depreciation	72,951	96,784	327,691
Net increase (decrease) in net assets resulting from operations	806,385	591,744	1,043,154
Net equalization credits and charges	59,393	33,832	33,923
Distributions to shareholders	(662,520)	(451,229)	(610,705)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	33,734,679	21,146,558	28,395,644
Cost of shares redeemed	—	—	(2,479,963)
Net income equalization	(59,393)	(33,832)	(33,923)
Other capital	10,020	10,029	10,100
Net increase (decrease) in net assets from beneficial interest transactions	33,685,306	21,122,755	25,891,858
Net increase (decrease) in net assets during the period	33,888,564	21,297,102	26,358,230
Net assets at beginning of period	—	—	—
NET ASSETS AT END OF PERIOD	$33,888,564	$21,297,102	$26,358,230
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	850,000	1,150,000
Shares redeemed	—	—	(100,000)
Net increase (decrease) from share transactions	1,350,000	850,000	1,050,000

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SSGA My2029 Corporate Bond ETF	SPDR SSGA My2030 Corporate Bond ETF	SPDR SSGA My2031 Corporate Bond ETF	SPDR SSGA My2032 Corporate Bond ETF	SPDR SSGA My2033 Corporate Bond ETF	SPDR SSGA My2034 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25

$635,981	$563,595	$247,700	$251,181	$254,394	$300,441
2,573	18,957	(14,632)	(11,667)	(8,412)	(56,413)
423,224	437,590	64,244	761	4,237	33,079
1,061,778	1,020,142	297,312	240,275	250,219	277,107
40,886	31,516	1,993	(340)	2,027	3,452
(583,890)	(514,017)	(226,197)	(227,303)	(232,868)	(276,423)

24,571,499	21,984,054	6,192,258	6,196,720	6,179,814	7,391,548
—	(1,228,188)	—	—	—	—
(40,886)	(31,516)	(1,993)	340	(2,027)	(3,452)
10,016	10,027	10,002	10,004	10,002	10,007
24,540,629	20,734,377	6,200,267	6,207,064	6,187,789	7,398,103
25,059,403	21,272,018	6,273,375	6,219,696	6,207,167	7,402,239
—	—	—	—	—	—
$25,059,403	$21,272,018	$6,273,375	$6,219,696	$6,207,167	$7,402,239

1,000,000	900,000	250,000	250,000	250,000	300,000
—	(50,000)	—	—	—	—
1,000,000	850,000	250,000	250,000	250,000	300,000

*	Commencement of operations.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA My2026 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05
Net realized and unrealized gain (loss) (b)	(0.09)
Total from investment operations	0.96
Net equalization credits and charges (a)	0.09
Other capital (a)	0.01
Distributions to shareholders from:
Net investment income	(0.96)
Net asset value, end of period	$25.10
Total return (c)	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,889
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.47%(d)
Portfolio turnover rate (e)	42%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2027 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99
Net realized and unrealized gain (loss) (b)	(0.11)
Total from investment operations	0.88
Net equalization credits and charges (a)	0.07
Other capital (a)	0.02
Distributions to shareholders from:
Net investment income	(0.91)
Net asset value, end of period	$25.06
Total return (c)	3.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,297
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.27%(d)
Portfolio turnover rate (e)	13%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2028 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06
Net realized and unrealized gain (loss) (b)	(0.08)
Total from investment operations	0.98
Net equalization credits and charges (a)	0.05
Other capital (a)	0.02
Distributions to shareholders from:
Net investment income	(0.95)
Net asset value, end of period	$25.10
Total return (c)	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,358
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.54%(d)
Portfolio turnover rate (e)	14%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2029 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06
Net realized and unrealized gain (loss) (b)	(0.13)
Total from investment operations	0.93
Net equalization credits and charges (a)	0.07
Other capital (a)	0.02
Distributions to shareholders from:
Net investment income	(0.96)
Net asset value, end of period	$25.06
Total return (c)	4.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,059
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.60%(d)
Portfolio turnover rate (e)	9%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2030 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09
Net realized and unrealized gain (loss) (b)	(0.16)
Total from investment operations	0.93
Net equalization credits and charges (a)	0.06
Other capital (a)	0.02
Distributions to shareholders from:
Net investment income	(0.98)
Net asset value, end of period	$25.03
Total return (c)	4.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,272
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.73%(d)
Portfolio turnover rate (e)	19%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2031 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06
Net realized and unrealized gain (loss) (b)	(0.05)
Total from investment operations	1.01
Net equalization credits and charges (a)	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.97)
Net asset value, end of period	$25.09
Total return (c)	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,273
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.62%(d)
Portfolio turnover rate (e)	9%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2032 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07
Net realized and unrealized gain (loss) (b)	(0.26)
Total from investment operations	0.81
Net equalization credits and charges (a)	(0.00)(c)
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.97)
Net asset value, end of period	$24.88
Total return (d)	3.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,220
Ratios to average net assets:
Total expenses	0.15%(e)
Net investment income (loss)	4.67%(e)
Portfolio turnover rate (f)	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2033 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09
Net realized and unrealized gain (loss) (b)	(0.32)
Total from investment operations	0.77
Net equalization credits and charges (a)	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.99)
Net asset value, end of period	$24.83
Total return (c)	3.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,207
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.78%(d)
Portfolio turnover rate (e)	7%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2034 Corporate Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12
Net realized and unrealized gain (loss) (b)	(0.47)
Total from investment operations	0.65
Net equalization credits and charges (a)	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(1.03)
Net asset value, end of period	$24.67
Total return (c)	2.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,402
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	4.95%(d)
Portfolio turnover rate (e)	27%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF
Each of the Funds was formed on September 23, 2024 and commenced operations on September 24, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of August 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA My2026 Corporate Bond ETF	0.15%
SPDR SSGA My2027 Corporate Bond ETF	0.15
SPDR SSGA My2028 Corporate Bond ETF	0.15
SPDR SSGA My2029 Corporate Bond ETF	0.15
SPDR SSGA My2030 Corporate Bond ETF	0.15
SPDR SSGA My2031 Corporate Bond ETF	0.15
SPDR SSGA My2032 Corporate Bond ETF	0.15
SPDR SSGA My2033 Corporate Bond ETF	0.15
SPDR SSGA My2034 Corporate Bond ETF	0.15
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2025 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

5.    Trustees’ Fees
The fees and expenses of the Independent Trustee are paid directly by the Funds. The Independent Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended August 31, 2025, were as follows:
	Other Securities
	Purchases	Sales
SPDR SSGA My2026 Corporate Bond ETF	$9,596,076	$5,804,651
SPDR SSGA My2027 Corporate Bond ETF	6,524,590	1,658,836
SPDR SSGA My2028 Corporate Bond ETF	7,025,829	2,168,252
SPDR SSGA My2029 Corporate Bond ETF	6,176,896	1,350,876
SPDR SSGA My2030 Corporate Bond ETF	7,119,845	2,474,951
SPDR SSGA My2031 Corporate Bond ETF	5,409,591	529,761
SPDR SSGA My2032 Corporate Bond ETF	5,347,987	480,956
SPDR SSGA My2033 Corporate Bond ETF	5,233,207	367,146
SPDR SSGA My2034 Corporate Bond ETF	6,654,920	1,718,866
For the period ended August 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA My2026 Corporate Bond ETF	$28,471,140	$—	$—
SPDR SSGA My2027 Corporate Bond ETF	15,964,594	—	—
SPDR SSGA My2028 Corporate Bond ETF	23,079,811	2,449,575	36,291
SPDR SSGA My2029 Corporate Bond ETF	19,330,494	—	—
SPDR SSGA My2030 Corporate Bond ETF	16,782,137	1,214,415	22,486
SPDR SSGA My2031 Corporate Bond ETF	1,180,430	—	—
SPDR SSGA My2032 Corporate Bond ETF	1,181,515	—	—
SPDR SSGA My2033 Corporate Bond ETF	1,162,375	—	—
SPDR SSGA My2034 Corporate Bond ETF	2,357,832	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

8.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale loss deferrals, in kind transactions, and amortization and accretion of premium and discount for financial statement purposes.
In addition, certain funds have claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the period ended August 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA My2026 Corporate Bond ETF	$662,520	$—	$662,520
SPDR SSGA My2027 Corporate Bond ETF	451,229	—	451,229
SPDR SSGA My2028 Corporate Bond ETF	610,705	—	610,705
SPDR SSGA My2029 Corporate Bond ETF	583,890	—	583,890
SPDR SSGA My2030 Corporate Bond ETF	514,017	—	514,017
SPDR SSGA My2031 Corporate Bond ETF	226,197	—	226,197
SPDR SSGA My2032 Corporate Bond ETF	227,303	—	227,303
SPDR SSGA My2033 Corporate Bond ETF	232,868	—	232,868
SPDR SSGA My2034 Corporate Bond ETF	276,423	—	276,423
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR SSGA My2026 Corporate Bond ETF	$74,854	$—	$—	$69,011	$143,865
SPDR SSGA My2027 Corporate Bond ETF	48,965	—	—	91,550	140,515
SPDR SSGA My2028 Corporate Bond ETF	65,209	—	—	321,909	387,118
SPDR SSGA My2029 Corporate Bond ETF	59,195	—	—	418,693	477,888
SPDR SSGA My2030 Corporate Bond ETF	50,234	(1,849)	—	435,254	483,639
SPDR SSGA My2031 Corporate Bond ETF	21,862	(13,168)	—	62,421	71,115
SPDR SSGA My2032 Corporate Bond ETF	24,202	(10,751)	—	(479)	12,972
SPDR SSGA My2033 Corporate Bond ETF	22,374	(7,252)	—	2,229	17,351
SPDR SSGA My2034 Corporate Bond ETF	24,781	(51,166)	—	27,069	684

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

As of August 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA My2030 Corporate Bond ETF	$1,849	$—
SPDR SSGA My2031 Corporate Bond ETF	13,168	—
SPDR SSGA My2032 Corporate Bond ETF	10,751	—
SPDR SSGA My2033 Corporate Bond ETF	7,252	—
SPDR SSGA My2034 Corporate Bond ETF	51,166	—
As of August 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA My2026 Corporate Bond ETF	$33,849,837	$72,235	$3,224	$69,011
SPDR SSGA My2027 Corporate Bond ETF	21,678,977	95,030	3,480	91,550
SPDR SSGA My2028 Corporate Bond ETF	26,875,763	323,381	1,472	321,909
SPDR SSGA My2029 Corporate Bond ETF	26,220,758	423,356	4,663	418,693
SPDR SSGA My2030 Corporate Bond ETF	21,679,403	437,609	2,355	435,254
SPDR SSGA My2031 Corporate Bond ETF	6,356,940	71,869	9,448	62,421
SPDR SSGA My2032 Corporate Bond ETF	6,722,369	30,309	30,788	(479)
SPDR SSGA My2033 Corporate Bond ETF	6,161,502	40,457	38,228	2,229
SPDR SSGA My2034 Corporate Bond ETF	7,532,007	59,600	32,531	27,069
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA My2026 Corporate Bond ETF	$ 351,538	$ 358,575	$ —	$ 358,575
SPDR SSGA My2027 Corporate Bond ETF	700,667	715,235	—	715,235
SPDR SSGA My2028 Corporate Bond ETF	1,230,976	1,175,930	80,535	1,256,465
SPDR SSGA My2029 Corporate Bond ETF	1,901,913	1,864,200	77,700	1,941,900
SPDR SSGA My2030 Corporate Bond ETF	1,054,312	1,076,755	—	1,076,755
SPDR SSGA My2031 Corporate Bond ETF	202,541	206,990	—	206,990
SPDR SSGA My2032 Corporate Bond ETF	561,366	574,158	—	574,158
SPDR SSGA My2033 Corporate Bond ETF	130,813	48,528	85,400	133,928
SPDR SSGA My2034 Corporate Bond ETF	255,707	261,818	—	261,818
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2025:
		Remaining Contractual Maturity of the Agreements as of August 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA My2026 Corporate Bond ETF	Corporate Bonds & Notes	$358,575	$—	$—	$—	$358,575	$358,575
SPDR SSGA My2027 Corporate Bond ETF	Corporate Bonds & Notes	715,235	—	—	—	715,235	715,235
SPDR SSGA My2028 Corporate Bond ETF	Corporate Bonds & Notes	1,175,930	—	—	—	1,175,930	1,175,930
SPDR SSGA My2029 Corporate Bond ETF	Corporate Bonds & Notes	1,864,200	—	—	—	1,864,200	1,864,200
SPDR SSGA My2030 Corporate Bond ETF	Corporate Bonds & Notes	1,076,755	—	—	—	1,076,755	1,076,755
SPDR SSGA My2031 Corporate Bond ETF	Corporate Bonds & Notes	206,990	—	—	—	206,990	206,990
SPDR SSGA My2032 Corporate Bond ETF	Corporate Bonds & Notes	574,158	—	—	—	574,158	574,158
SPDR SSGA My2033 Corporate Bond ETF	Corporate Bonds & Notes	48,528	—	—	—	48,528	48,528
SPDR SSGA My2034 Corporate Bond ETF	Corporate Bonds & Notes	261,818	—	—	—	261,818	261,818
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR SSGA My2026 Corporate Bond ETF, SPDR SSGA My2027 Corporate Bond ETF, SPDR SSGA My2028 Corporate Bond ETF, SPDR SSGA My2029 Corporate Bond ETF, SPDR SSGA My2030 Corporate Bond ETF, SPDR SSGA My2031 Corporate Bond ETF, SPDR SSGA My2032 Corporate Bond ETF, SPDR SSGA My2033 Corporate Bond ETF, and SPDR SSGA My2034 Corporate Bond ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA My2026 Corporate Bond ETF, SPDR SSGA My2027 Corporate Bond ETF, SPDR SSGA My2028 Corporate Bond ETF, SPDR SSGA My2029 Corporate Bond ETF, SPDR SSGA My2030 Corporate Bond ETF, SPDR SSGA My2031 Corporate Bond ETF, SPDR SSGA My2032 Corporate Bond ETF, SPDR SSGA My2033 Corporate Bond ETF, and SPDR SSGA My2034 Corporate Bond ETF (collectively, the “Funds”) (nine of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 24, 2024 (commencement of operations) through August 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nine of the funds constituting SSGA Active Trust) at August 31, 2025, and the results of their operations, the changes in their net assets and their financial highlights for the period from September 24, 2024 (commencement of operations) through August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
 Boston, Massachusetts
October 21, 2025

SSGA ACTIVE TRUST
OTHER INFORMATION
August 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal period ended August 31, 2025.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Annual Financial Statements and Other Information
August 31, 2025
SSGA Active Trust
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 81.7%
ARKANSAS — 1.8%
Dover School District No. 17, General Obligation, AR State Aid Withholding, 2.00%, 2/1/2026	$135,000	$134,294
CALIFORNIA — 3.6%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	220,330
State of California, General Obligation, CA 5.00%, 10/1/2047	50,000	50,124
		270,454
COLORADO — 4.8%
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	110,000	113,817
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	200,441
Weld County School District No. RE-3J, General Obligation, CO Build America Mutual Assurance Corp., State Aid Withholding, 4.00%, 12/15/2026 (a)	40,000	40,807
		355,065
CONNECTICUT — 2.7%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	200,000	205,170
DELAWARE — 5.2%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2026	155,000	158,473
5.00%, 9/1/2026	225,000	231,091
		389,564
DISTRICT OF COLUMBIA — 1.4%
District of Columbia Income Tax Revenue, DC Series A, 5.00%, 3/1/2026	100,000	101,315
FLORIDA — 3.6%
County of Miami-Dade Water & Sewer System Revenue, FL 5.00%, 10/1/2025	60,000	60,121
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2028	105,000	107,787
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	95,000	97,286
		265,194
Security Description	Principal Amount	Value
HAWAII — 0.7%
State of Hawaii, General Obligation, HI Series FK, 5.00%, 5/1/2026	$50,000	$50,880
ILLINOIS — 4.0%
City of Chicago Waterworks Revenue, IL 5.00%, 11/1/2027	25,000	25,624
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	224,899
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2030	25,000	25,616
State of Illinois, General Obligation, IL Series B, 5.00%, 10/1/2026	20,000	20,502
		296,641
INDIANA — 0.5%
Indiana Municipal Power Agency Revenue, IN Series C, 5.00%, 1/1/2027	35,000	35,701
KANSAS — 1.6%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	123,040
LOUISIANA — 0.3%
State of Louisiana, General Obligation, LA Series B, 5.00%, 8/1/2026	20,000	20,478
MARYLAND — 0.4%
State of Maryland, General Obligation, MD:
Series A, 5.00%, 3/15/2026	10,000	10,142
Series B, 5.00%, 8/1/2026	20,000	20,491
		30,633
MICHIGAN — 4.6%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty, Inc., 5.00%, 5/1/2038 (a)	225,000	226,396
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	115,000	116,531
		342,927
MINNESOTA — 2.1%
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2026	20,000	20,285
Western Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2034	135,000	136,030
		156,315

See accompanying notes to financial statements.
1

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
MISSOURI — 0.1%
Metropolitan St. Louis Sewer District Revenue, MO Series C, 5.00%, 5/1/2028	$10,000	$10,153
NEW MEXICO — 0.1%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2026	10,000	10,236
NEW YORK — 9.2%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	175,000	177,422
Metropolitan Transportation Authority Revenue, NY Series D-1, Build America Mutual Assurance Corp., 5.00%, 11/15/2033 (a)	200,000	200,537
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	225,000	220,402
Utility Debt Securitization Authority Revenue, NY 5.00%, 12/15/2037	90,000	90,333
		688,694
NORTH CAROLINA — 0.9%
County of Wake, General Obligation, NC Series A, 5.00%, 4/1/2026	65,000	66,019
OHIO — 5.4%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	110,000	111,228
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 6/1/2026	275,000	280,526
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series B, 5.00%, 12/1/2026	10,000	10,062
		401,816
PENNSYLVANIA — 7.2%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	225,567
Pittsburgh Water & Sewer Authority Revenue, PA Series A, Assured Guaranty, Inc., 5.00%, 9/1/2025 (a)	85,000	85,000
Security Description	Principal Amount	Value
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	$225,000	$227,014
		537,581
RHODE ISLAND — 2.0%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/15/2025	150,000	150,122
SOUTH DAKOTA — 0.1%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2026	10,000	10,238
TENNESSEE — 1.3%
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	10,000	10,185
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2026	85,000	87,102
		97,287
TEXAS — 8.0%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	188,799
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2035	130,000	130,976
Series B, 5.00%, 3/1/2026	40,000	40,527
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	225,000	225,263
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2026	15,000	15,254
		600,819
UTAH — 1.8%
State of Utah, General Obligation, UT 5.00%, 7/1/2026	130,000	132,891
WASHINGTON — 6.2%
King County School District No. 400 Mercer Island, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	100,000	103,301
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	85,000	87,774
Port of Tacoma Revenue, WA Series A, 5.00%, 12/1/2026	55,000	56,747

See accompanying notes to financial statements.
2

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	$50,000	$50,316
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2035	65,000	65,995
Series B, 5.00%, 8/1/2030	65,000	66,444
Series C, 5.00%, 2/1/2027	30,000	30,327
		460,904
WISCONSIN — 2.1%
State of Wisconsin, General Obligation, WI 5.00%, 11/1/2026	150,000	154,705
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,114,344)		6,099,136
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (b) (c) (Cost $41,946)	41,946	41,946
TOTAL INVESTMENTS — 82.2% (Cost $6,156,290)		6,141,082
OTHER ASSETS IN EXCESS OF LIABILITIES — 17.8%		1,326,430
NET ASSETS — 100.0%		$7,467,512

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	4.7%
Assured Guaranty, Inc.	4.2%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at August 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$6,099,136	$—	$6,099,136
Short-Term Investment	41,946	—	—	41,946
TOTAL INVESTMENTS	$41,946	$6,099,136	$—	$6,141,082

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$5,960,694	$5,918,748	$—	$—	41,946	$41,946	$2,144
*	Commencement of operations.
See accompanying notes to financial statements.
3

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
CALIFORNIA — 2.1%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	$125,000	$130,042
COLORADO — 0.3%
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.50%, 12/1/2028	15,000	16,023
CONNECTICUT — 3.6%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	215,000	220,558
DELAWARE — 0.4%
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2027	25,000	26,134
DISTRICT OF COLUMBIA — 4.8%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	175,119
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	120,968
		296,087
FLORIDA — 1.2%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	70,000	71,350
GEORGIA — 4.7%
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2038	60,000	63,436
Houston County School District, General Obligation, GA State Aid Withholding, 5.00%, 9/1/2026	120,000	123,184
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	103,576
		290,196
HAWAII — 2.3%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,506
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,200
		140,706
ILLINOIS — 10.3%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	85,000	86,005
Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	$135,000	$139,631
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	200,000	203,901
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2046 (b)	205,000	205,426
		634,963
IOWA — 5.5%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	131,053
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	210,038
		341,091
KANSAS — 0.5%
Johnson County Public Building Commission Revenue, KS Series A, 4.00%, 9/1/2027	30,000	30,480
MAINE — 3.1%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	180,000	188,512
MARYLAND — 0.5%
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	30,000	31,412
MICHIGAN — 1.1%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,852
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	46,200
		67,052
MISSOURI — 3.7%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	225,249
NEBRASKA — 0.4%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2027	25,000	25,271
NEW MEXICO — 3.8%
New Mexico Finance Authority Revenue, NM Series B, 5.00%, 6/1/2027	75,000	78,547
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	160,000	156,251
		234,798

See accompanying notes to financial statements.
4

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
NEW YORK — 8.3%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	$200,000	$203,395
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	102,163
New York City Municipal Water Finance Authority Revenue, NY Series DD, 5.00%, 6/15/2047	165,000	165,667
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2038	20,000	20,346
Series B, 5.00%, 2/15/2035	20,000	20,624
		512,195
NORTH CAROLINA — 3.7%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	230,106
OHIO — 3.6%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	175,000	179,226
State of Ohio, General Obligation, OH Series C, 5.00%, 8/1/2027	40,000	42,049
		221,275
OKLAHOMA — 0.8%
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2027	50,000	51,782
PENNSYLVANIA — 5.5%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	20,000	20,395
Pennsylvania Turnpike Commission Revenue, PA:
Series A-1, 5.00%, 12/1/2042	175,000	176,212
Series B-1, 5.00%, 6/1/2037	25,000	25,536
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	119,695
		341,838
TENNESSEE — 5.1%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 1/1/2027	225,000	229,686
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2027	80,000	81,974
		311,660
Security Description	Principal Amount	Value
TEXAS — 10.0%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027	$30,000	$30,710
City of Dallas, General Obligation, TX 5.00%, 2/15/2029	55,000	56,837
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,484
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	35,000	36,359
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	110,000	111,260
Trinity River Authority Central Regional Wastewater System Revenue, TX 5.00%, 8/1/2026	275,000	281,501
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2028	60,000	62,148
		619,299
VIRGINIA — 4.7%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2027	50,000	51,305
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	236,456
		287,761
WASHINGTON — 3.7%
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2027	50,000	52,388
County of King, General Obligation, WA 4.00%, 7/1/2030	15,000	15,319
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2030	30,000	30,765
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	110,000	112,533
Series D, 5.00%, 2/1/2040	20,000	20,230
		231,235
WISCONSIN — 4.7%
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2027	250,000	260,274
State of Wisconsin, General Obligation, WI:
5.00%, 11/1/2030	10,000	10,390

See accompanying notes to financial statements.
5

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
Series 3, 5.00%, 11/1/2030	$20,000	$20,781
		291,445
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,073,708)		6,068,520
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (c) (d) (Cost $27,202)	27,202	27,202
TOTAL INVESTMENTS — 98.8% (Cost $6,100,910)		6,095,722
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		72,962
NET ASSETS — 100.0%		$6,168,684

(a)	Variable Rate Security - Interest rate shown is rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	3.3%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at August 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$6,068,520	$—	$6,068,520
Short-Term Investment	27,202	—	—	27,202
TOTAL INVESTMENTS	$27,202	$6,068,520	$—	$6,095,722

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$7,225,179	$7,197,977	$—	$—	27,202	$27,202	$2,448
*	Commencement of operations.
See accompanying notes to financial statements.
6

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
ARIZONA — 1.6%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2037	$75,000	$77,244
CALIFORNIA — 5.4%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	60,000	63,001
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	203,258
		266,259
COLORADO — 1.3%
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	60,000	61,745
CONNECTICUT — 4.9%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	239,914
FLORIDA — 7.6%
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2028	5,000	5,010
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	106,006
Series A, 5.00%, 4/1/2034	190,000	197,632
Series A, 5.00%, 4/1/2048	35,000	35,014
School District of Broward County, General Obligation, FL 5.00%, 7/1/2034	25,000	26,094
		369,756
GEORGIA — 6.9%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	107,199
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	225,000	229,649
		336,848
HAWAII — 1.4%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	65,000	69,498
ILLINOIS — 3.7%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	75,000	77,573
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	75,000	79,288
Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2027	$25,000	$26,185
		183,046
INDIANA — 2.7%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	70,000	74,499
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	30,000	30,128
Series C, 5.00%, 1/1/2035	25,000	25,894
		130,521
MASSACHUSETTS — 0.7%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	35,958
MICHIGAN — 7.5%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	186,856
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	180,824
		367,680
NEVADA — 1.0%
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	45,000	47,596
NEW HAMPSHIRE — 3.4%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	167,075
NEW YORK — 1.8%
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	75,000	78,708
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A1, 5.00%, 8/1/2035	10,000	10,412
		89,120
OHIO — 9.2%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	213,808
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	224,993
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	10,000	10,192
		448,993

See accompanying notes to financial statements.
7

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
PENNSYLVANIA — 8.2%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	$130,000	$129,655
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	175,490
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	100,000	96,948
		402,093
SOUTH DAKOTA — 0.4%
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,532
TENNESSEE — 1.3%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	60,000	63,551
TEXAS — 19.6%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	130,100
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	172,995
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	222,172
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	10,000	10,332
5.00%, 5/15/2048	200,000	196,810
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	226,104
		958,513
VIRGINIA — 5.4%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	56,955
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	204,822
		261,777
Security Description	Principal Amount	Value
WASHINGTON — 2.7%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	$25,000	$25,622
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	51,794
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	50,000	52,278
		129,694
WEST VIRGINIA — 0.7%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	35,000	36,694
WISCONSIN — 0.2%
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2036	10,000	10,529
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,805,623)		4,774,636
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (b) (c) (Cost $52,297)	52,297	52,297
TOTAL INVESTMENTS — 98.7% (Cost $4,857,920)		4,826,933
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		63,739
NET ASSETS — 100.0%		$4,890,672
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.7%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at August 31, 2025.

See accompanying notes to financial statements.
8

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,774,636	$—	$4,774,636
Short-Term Investment	52,297	—	—	52,297
TOTAL INVESTMENTS	$52,297	$4,774,636	$—	$4,826,933

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$5,076,325	$5,024,028	$—	$—	52,297	$52,297	$2,192
*	Commencement of operations.
See accompanying notes to financial statements.
9

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 3.5%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2029	$300,000	$330,581
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	15,000	15,263
		345,844
ARIZONA — 4.2%
City of Mesa Utility System Revenue, AZ Series A, 5.00%, 7/1/2033	25,000	26,711
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	219,680
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	163,576
		409,967
CALIFORNIA — 0.3%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	25,954
DELAWARE — 2.2%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	169,722
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	40,000	43,893
		213,615
DISTRICT OF COLUMBIA — 0.2%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	20,000	20,872
FLORIDA — 5.9%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	224,977
County of Miami-Dade Aviation Revenue, FL Series 2016A, 5.00%, 10/1/2029	35,000	35,853
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	75,000	75,971
County of Miami-Dade Transit System Revenue, FL 5.00%, 7/1/2033	45,000	48,034
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	197,254
		582,089
Security Description	Principal Amount	Value
GEORGIA — 1.4%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	$125,000	$137,742
IDAHO — 0.5%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2036	45,000	47,230
ILLINOIS — 6.2%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	200,000	199,850
Series D, 5.25%, 1/1/2029	25,000	25,866
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	70,000	72,317
Series C, 5.00%, 2/15/2029	140,000	144,646
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	87,988
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	76,172
		606,839
IOWA — 3.3%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	328,054
KENTUCKY — 5.0%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	233,502
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	215,954
Series B, 5.00%, 11/1/2029	40,000	43,978
		493,434
MARYLAND — 0.2%
County of Howard, General Obligation, MD Series D, 5.00%, 2/15/2029	20,000	21,293
MASSACHUSETTS — 2.1%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	15,738
Series B, 5.00%, 7/1/2036	180,000	188,413
		204,151
MICHIGAN — 0.6%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	54,438

See accompanying notes to financial statements.
10

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
NEVADA — 5.4%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	$290,000	$317,281
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2034	45,000	47,383
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	164,496
		529,160
NEW JERSEY — 4.4%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	48,729
Series A, 5.00%, 11/1/2032	45,000	48,340
Series A, 5.00%, 11/1/2033	200,000	213,014
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 12/15/2029	115,000	123,788
		433,871
NEW YORK — 4.3%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2036	30,000	31,728
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2029	50,000	55,071
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.00%, 6/15/2040	300,000	310,923
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	20,874
		418,596
NORTH CAROLINA — 2.3%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	225,684
OHIO — 6.8%
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	246,807
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	109,435
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	305,758
		662,000
OREGON — 3.6%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	327,224
Security Description	Principal Amount	Value
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	$25,000	$25,394
		352,618
PENNSYLVANIA — 6.5%
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 2/1/2036	210,000	221,256
Series B, 5.00%, 2/1/2038	20,000	20,847
Series B, 5.00%, 2/1/2039	15,000	15,537
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	142,047
Series A, 5.00%, 12/1/2036	35,000	36,848
Series A, 5.00%, 12/1/2044	200,000	198,951
		635,486
RHODE ISLAND — 0.6%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2029	55,000	55,986
SOUTH CAROLINA — 1.1%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	100,000	108,888
TEXAS — 10.4%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029	300,000	323,979
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	225,679
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	200,981
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	45,000	46,667
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	225,000	220,992
		1,018,298
UTAH — 3.0%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	244,099
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	51,074
		295,173

See accompanying notes to financial statements.
11

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
VERMONT — 2.4%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	$225,000	$236,400
VIRGINIA — 0.5%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	45,000	46,101
WASHINGTON — 5.7%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	225,000	227,449
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	169,983
State of Washington, General Obligation, WA:
Series 2020A, 5.00%, 8/1/2032	55,000	59,062
Series 2020A, 5.00%, 8/1/2038	15,000	15,600
Series 2020-A, 5.00%, 8/1/2036	80,000	84,129
		556,223
WEST VIRGINIA — 0.9%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	80,000	83,553
WISCONSIN — 4.7%
State of Wisconsin, General Obligation, WI Series B, 5.00%, 5/1/2029	425,000	464,599
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,698,063)		9,614,158

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (b) (c) (Cost $68,054)	68,054	$68,054
TOTAL INVESTMENTS — 98.9% (Cost $9,766,117)		9,682,212
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		109,973
NET ASSETS — 100.0%		$9,792,185
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	9.8%
Assured Guaranty, Inc.	2.3%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at August 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,614,158	$—	$9,614,158
Short-Term Investment	68,054	—	—	68,054
TOTAL INVESTMENTS	$68,054	$9,614,158	$—	$9,682,212

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$9,539,594	$9,471,540	$—	$—	68,054	$68,054	$3,877
*	Commencement of operations.
See accompanying notes to financial statements.
12

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 3.8%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2034	$225,000	$244,022
Series A, 5.00%, 11/1/2039	80,000	83,357
		327,379
ARIZONA — 2.8%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	20,000	20,384
Series A, 5.00%, 7/1/2049	220,000	219,680
		240,064
CALIFORNIA — 1.1%
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	90,000	87,935
University of California Revenue, CA Series AR, 5.00%, 5/15/2030	10,000	10,170
		98,105
COLORADO — 1.9%
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	150,000	166,814
CONNECTICUT — 3.7%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 9/1/2030	50,000	51,149
Series A, 5.00%, 5/1/2037	255,000	268,638
		319,787
DELAWARE — 1.7%
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2034	135,000	144,570
FLORIDA — 1.9%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	100,166
County of Orange Water Utility System Revenue, FL 5.00%, 10/1/2037	55,000	58,684
		158,850
HAWAII — 3.5%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	194,307
Series A, 5.00%, 9/1/2030	100,000	106,920
		301,227
IDAHO — 2.6%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	223,157
Security Description	Principal Amount	Value
ILLINOIS — 1.7%
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	$100,000	$100,643
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	40,000	41,295
		141,938
IOWA — 3.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	113,370
Series A, 5.00%, 8/1/2040	170,000	176,636
		290,006
KENTUCKY — 0.5%
Kentucky State Property & Building Commission Revenue, KY 5.00%, 5/1/2030	40,000	42,460
MICHIGAN — 5.2%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	200,000	203,478
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	220,039
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	22,135
		445,652
MINNESOTA — 2.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2030	65,000	67,011
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	166,923
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2040	10,000	10,468
		244,402
MISSISSIPPI — 2.3%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	198,784
MISSOURI — 3.2%
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	150,000	164,366
St. Louis County School District C-2 Parkway, General Obligation, MO Series C, 5.00%, 3/1/2037	105,000	111,130
		275,496

See accompanying notes to financial statements.
13

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
NEVADA — 2.5%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 5.00%, 6/15/2035 (a)	$200,000	$213,002
NEW MEXICO — 1.9%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	150,000	159,522
NEW YORK — 7.7%
Empire State Development Corp. Revenue, NY Series C, 5.00%, 3/15/2038	265,000	276,793
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,359
New York State Thruway Authority Revenue, NY Series N, 5.00%, 1/1/2040	50,000	51,689
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	312,252
		656,093
NORTH CAROLINA — 2.3%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	195,585
OHIO — 4.8%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	84,528
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2033	250,000	271,544
Series A, 5.00%, 12/1/2036	50,000	53,084
		409,156
OKLAHOMA — 4.2%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	90,000	92,452
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	264,173
		356,625
OREGON — 1.7%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	100,000	111,701
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	35,000	35,552
		147,253
Security Description	Principal Amount	Value
PENNSYLVANIA — 7.3%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	$240,000	$248,465
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	262,210
Series A, 5.00%, 12/1/2044	115,000	114,397
		625,072
SOUTH CAROLINA — 1.2%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	90,000	99,631
TEXAS — 6.0%
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	140,000	144,397
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	75,000	82,707
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	20,000	19,931
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038	30,000	31,097
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 7/1/2031	225,000	238,346
		516,478
UTAH — 0.6%
Central Utah Water Conservancy District Revenue, UT Series D, 5.00%, 10/1/2036	15,000	15,945
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,727
		52,672
VIRGINIA — 1.2%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	100,000	105,882
WASHINGTON — 12.3%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	225,000	226,966
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	120,530
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	206,166

See accompanying notes to financial statements.
14

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Principal Amount	Value
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	$165,000	$169,582
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	145,000	153,848
Series A2, 5.00%, 8/1/2037	175,000	179,127
		1,056,219
WISCONSIN — 2.5%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	217,475
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,505,321)		8,429,356
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.21% (b) (c) (Cost $35,907)	35,907	35,907
TOTAL INVESTMENTS — 98.7% (Cost $8,541,228)		8,465,263
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		108,992
NET ASSETS — 100.0%		$8,574,255

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	2.5%
Build America Mutual Assurance Corp.	0.2%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended August 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at August 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,429,356	$—	$8,429,356
Short-Term Investment	35,907	—	—	35,907
TOTAL INVESTMENTS	$35,907	$8,429,356	$—	$8,465,263

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$8,888,152	$8,852,245	$—	$—	35,907	$35,907	$3,534
*	Commencement of operations.
See accompanying notes to financial statements.
15

[This Page Intentionally Left Blank]
16

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF	SPDR SSGA My2028 Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$6,099,136	$6,068,520	$4,774,636
Investments in affiliated issuers, at value	41,946	27,202	52,297
Total Investments	6,141,082	6,095,722	4,826,933
Receivable for fund shares sold	1,244,585	—	—
Dividends receivable — affiliated issuers	297	322	201
Interest receivable — unaffiliated issuers	82,446	73,523	64,386
TOTAL ASSETS	7,468,410	6,169,567	4,891,520
LIABILITIES
Advisory fee payable	879	864	829
Trustees’ fees and expenses payable	19	19	19
TOTAL LIABILITIES	898	883	848
NET ASSETS	$7,467,512	$6,168,684	$4,890,672
NET ASSETS CONSIST OF:
Paid-in capital	$7,496,177	$6,240,419	$5,006,000
Total distributable earnings (loss)	(28,665)	(71,735)	(115,328)
NET ASSETS	$7,467,512	$6,168,684	$4,890,672
NET ASSET VALUE PER SHARE
Net asset value per share	$24.89	$24.67	$24.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	250,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,114,344	$6,073,708	$4,805,623
Investments in affiliated issuers	41,946	27,202	52,297
Total cost of investments	$6,156,290	$6,100,910	$4,857,920
See accompanying notes to financial statements.
17

SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF

$9,614,158	$8,429,356
68,054	35,907
9,682,212	8,465,263
—	—
323	162
111,253	110,302
9,793,788	8,575,727

1,587	1,454
16	18
1,603	1,472
$9,792,185	$8,574,255

$9,907,460	$8,707,627
(115,275)	(133,372)
$9,792,185	$8,574,255

$24.48	$24.50
400,000	350,000

$9,698,063	$8,505,321
68,054	35,907
$9,766,117	$8,541,228
18

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the period September 24, 2024* through August 31, 2025

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF	SPDR SSGA My2028 Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$149,027	$152,863	$150,012
Dividend income — affiliated issuers	2,144	2,448	2,192
TOTAL INVESTMENT INCOME (LOSS)	151,171	155,311	152,204
EXPENSES
Advisory fee	9,353	9,280	9,197
Trustees’ fees and expenses	62	61	61
TOTAL EXPENSES	9,415	9,341	9,258
NET INVESTMENT INCOME (LOSS)	$141,756	$145,970	$142,946
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(27,699)	(89,136)	(106,139)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(15,208)	(5,188)	(30,987)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(42,907)	(94,324)	(137,126)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$98,849	$51,646	$5,820

*	Commencement of operations.
See accompanying notes to financial statements.
19

SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF

$224,234	$229,769
3,877	3,534
228,111	233,303

13,568	14,003
71	76
13,639	14,079
$214,472	$219,224

(54,669)	(81,632)

(83,905)	(75,965)
(138,574)	(157,597)
$75,898	$61,627
20

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA My2026 Municipal Bond ETF	SPDR SSGA My2027 Municipal Bond ETF
	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$141,756	$145,970
Net realized gain (loss)	(27,699)	(89,136)
Net change in unrealized appreciation/depreciation	(15,208)	(5,188)
Net increase (decrease) in net assets resulting from operations	98,849	51,646
Net equalization credits and charges	5,689	2,806
Distributions to shareholders	(127,514)	(133,221)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,488,684	6,232,940
Net income equalization	(5,689)	(2,806)
Other capital	7,493	7,479
Net increase (decrease) in net assets from beneficial interest transactions	7,490,488	6,237,613
Contribution from affiliate (Note 5)	—	9,840
Net increase (decrease) in net assets during the period	7,467,512	6,168,684
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$7,467,512	$6,168,684
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	250,000
Net increase (decrease) from share transactions	300,000	250,000

*	Commencement of operations.
See accompanying notes to financial statements.
21

SPDR SSGA My2028 Municipal Bond ETF	SPDR SSGA My2029 Municipal Bond ETF	SPDR SSGA My2030 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25	For the Period 9/24/24*- 8/31/25

$142,946	$214,472	$219,224
(106,139)	(54,669)	(81,632)
(30,987)	(83,905)	(75,965)
5,820	75,898	61,627
—	4,623	7,748
(130,255)	(194,512)	(204,889)

5,000,000	9,895,585	8,697,190
—	(4,623)	(7,748)
6,000	11,875	10,437
5,006,000	9,902,837	8,699,879
9,107	3,339	9,890
4,890,672	9,792,185	8,574,255
—	—	—
$4,890,672	$9,792,185	$8,574,255

200,000	400,000	350,000
200,000	400,000	350,000

*	Commencement of operations.
22

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA My2026 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71
Net realized and unrealized gain (loss) (b)	(0.25)
Total from investment operations	0.46
Net equalization credits and charges	0.03
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.64)
Net asset value, end of period	$24.89
Total return (c)	2.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,468
Ratios to average net assets:
Total expenses	0.20%(d)
Net investment income (loss)	3.03%(d)
Portfolio turnover rate	48%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
23

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2027 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73
Net realized and unrealized gain (loss) (b)	(0.49)
Total from investment operations	0.24
Net equalization credits and charges	0.01
Contribution from affiliate (Note 5)	0.05
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.67)
Net asset value, end of period	$24.67
Total return (c)	1.40%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,169
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.15%(e)
Portfolio turnover rate	87%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 1.17%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
24

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2028 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71
Net realized and unrealized gain (loss) (b)	(0.69)
Total from investment operations	0.02
Contribution from affiliate (Note 5)	0.05
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.65)
Net asset value, end of period	$24.45
Total return (c)	0.44%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,891
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.11%(e)
Portfolio turnover rate	96%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.22%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
25

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2029 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72
Net realized and unrealized gain (loss) (b)	(0.64)
Total from investment operations	0.08
Net equalization credits and charges (a)	0.02
Contribution from affiliate (Note 5)	0.01
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.67)
Net asset value, end of period	$24.48
Total return (c)	0.64%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,792
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.16%(e)
Portfolio turnover rate	52%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.59%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
26

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA My2030 Municipal Bond ETF
For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72
Net realized and unrealized gain (loss) (b)	(0.65)
Total from investment operations	0.07
Net equalization credits and charges (a)	0.03
Contribution from affiliate (Note 5)	0.03
Other capital (a)	0.03
Distributions to shareholders from:
Net investment income	(0.66)
Net asset value, end of period	$24.50
Total return (c)	0.65%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,574
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	3.13%(e)
Portfolio turnover rate	75%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.50%.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
27

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
Each of the Funds was formed on September 23, 2024 and commenced operations on September 24, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For
28

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of August 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
29

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

Distributions
Distributions from net investment income if any, are declared and paid monthly.
Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA My2026 Municipal Bond ETF	0.20%
SPDR SSGA My2027 Municipal Bond ETF	0.20
SPDR SSGA My2028 Municipal Bond ETF	0.20
SPDR SSGA My2029 Municipal Bond ETF	0.20
SPDR SSGA My2030 Municipal Bond ETF	0.20
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
30

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2025 are disclosed in the Schedules of Investments.
During the period ended August 31, 2025, the Adviser made contributions of $9,840, $9,107, $3,339 and $9,890 to the SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF and SPDR SSGA My2030 Municipal Bond ETF, respectively, related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustee are paid directly by the Funds. The Independent Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended August 31, 2025, were as follows:
	Purchases	Sales
SPDR SSGA My2026 Municipal Bond ETF	$7,643,763	$2,255,676
SPDR SSGA My2027 Municipal Bond ETF	10,270,076	4,330,438
SPDR SSGA My2028 Municipal Bond ETF	9,543,076	4,674,438
SPDR SSGA My2029 Municipal Bond ETF	13,588,115	3,755,954
SPDR SSGA My2030 Municipal Bond ETF	14,210,167	5,542,175
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
31

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale loss deferrals, These book-tax differences are primarily due to wash sale loss deferrals, advisor contributions, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the period ended August 31, 2025 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR SSGA My2026 Municipal Bond ETF	$2,010	$125,504	$—	$127,514
SPDR SSGA My2027 Municipal Bond ETF	2,301	130,920	—	133,221
SPDR SSGA My2028 Municipal Bond ETF	2,059	128,196	—	130,255
SPDR SSGA My2029 Municipal Bond ETF	3,645	190,867	—	194,512
SPDR SSGA My2030 Municipal Bond ETF	3,321	201,568	—	204,889
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR SSGA My2026 Municipal Bond ETF	$—	$12,494	$(27,419)	$—	$(13,740)	$(28,665)
SPDR SSGA My2027 Municipal Bond ETF	—	12,713	(79,258)	—	(5,190)	(71,735)
SPDR SSGA My2028 Municipal Bond ETF	—	12,486	(96,829)	—	(30,985)	(115,328)
SPDR SSGA My2029 Municipal Bond ETF	—	19,914	(51,284)	—	(83,905)	(115,275)
SPDR SSGA My2030 Municipal Bond ETF	—	14,313	(71,733)	—	(75,952)	(133,372)
As of August 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA My2026 Municipal Bond ETF	$27,419	$—
SPDR SSGA My2027 Municipal Bond ETF	79,258	—
SPDR SSGA My2028 Municipal Bond ETF	96,829	—
SPDR SSGA My2029 Municipal Bond ETF	51,284	—
SPDR SSGA My2030 Municipal Bond ETF	71,733	—
As of August 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA My2026 Municipal Bond ETF	$6,154,822	$10,464	$24,204	$(13,740)
SPDR SSGA My2027 Municipal Bond ETF	6,100,912	22,527	27,717	(5,190)
SPDR SSGA My2028 Municipal Bond ETF	4,857,918	26,706	57,691	(30,985)
SPDR SSGA My2029 Municipal Bond ETF	9,766,117	54,648	138,553	(83,905)
SPDR SSGA My2030 Municipal Bond ETF	8,541,215	48,595	124,547	(75,952)
32

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2025

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
33

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR SSGA My2026 Municipal Bond ETF, SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF, and SPDR SSGA My2030 Municipal Bond ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA My2026 Municipal Bond ETF, SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF, and SPDR SSGA My2030 Municipal Bond ETF (collectively, the “Funds”) (five of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 24, 2024 (commencement of operations) through August 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SSGA Active Trust) at August 31, 2025, and the results of their operations, the changes in their net assets and their financial highlights for the period from September 24, 2024 (commencement of operations) through August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
 Boston, Massachusetts
October 21, 2025
34

SSGA ACTIVE TRUST
OTHER INFORMATION
August 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended August 31, 2025.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR SSGA My2026 Municipal Bond ETF	98.42%
SPDR SSGA My2027 Municipal Bond ETF	98.27%
SPDR SSGA My2028 Municipal Bond ETF	98.42%
SPDR SSGA My2029 Municipal Bond ETF	98.13%
SPDR SSGA My2030 Municipal Bond ETF	98.38%
35

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	November 3, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	November 3, 2025